                                     485APOS
                            Post-Effective Amendment

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 30                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 30                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)

                  4500 Main Street, Kansas City, MO 64141-6200
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (816) 531-5575

David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64141
________________________________________________________________________
                   (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: August 29, 2003

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on August 29, 2003 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

Your

American Century

prospectus
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                                                                         R Class

                                                       International Growth Fund

                                                                 August 29, 2003

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or determined if this Prospectus is accurate or complete.  Anyone who tells you otherwise is committing a crime.

                                      American Century Investment Services, Inc.

   Dear Investor,

     American  Century is  committed  to helping  people  make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors. We believe our relationship with you begins  with  providing  a  prospectus  that's  easy to read,  and more importantly,  that gives you the  information you need to have confidence in the investment decisions you have made or are soon to make.

     Naturally,  you may have questions  about  investing after you read through the Prospectus.  Please contact your investment  professional  with questions or for more information about our funds.

   Sincerely,

   American Century Investment Services, Inc.

CALLOUTS

This  symbol  is used  throughout  the  book  to  highlight  definitions  of key investment terms and to provide other helpful information.

An Overview of the Fund

What is the fund's investment objective?

 This fund seeks capital growth.

What are the fund's primary investment strategies and principal risks?

The fund managers look for stocks of growing foreign  companies.  The investment strategy of this fund is based on the belief that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time.

The fund's principal risks include

*   Market  Risk - The value of the fund's  shares  will go up and down based on the performance of the companies whose  securities it owns and other factors generally affecting the securities market.

*   Price   Volatility  -  The  value  of  the  fund's   shares  may   fluctuate
    significantly in the short term.

*   Principal  Loss - At any given  time your  shares  may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by investing in the fund.

*   Foreign Risk - The fund invests primarily in foreign  securities,  which are generally riskier than U.S.  securities.  As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest,  national elections and imposition of exchange  controls),  social and economic events
    (such  as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a  country  where the fund  invests  could  cause  the  fund's investments in that country to experience gains or losses.

*   Currency Risk - Because the fund generally invests in securities denominated in foreign  currencies,  the fund is subject to currency risk,  meaning that the fund could  experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Who may want to invest in the fund?

The fund may be a good investment if you are

*   seeking long-term capital growth from your investment

*   seeking  diversification of your investment  portfolio through investment in foreign securities

*   comfortable  with the risks  associated  with  investing in U.S. and foreign growth securities

*  comfortable with short-term price volatility

*  investing through an IRA or other tax-advantaged retirement plan

Who may not want to invest in the fund?

The fund may not be a good investment if you are

*   seeking current income from your investment

*   investing for a short period of time

*   uncomfortable  with the risks  associated with investing in U.S. and foreign growth securities

*   uncomfortable with short-term volatility in the value of your investment

An  investment  in the  fund is not a bank  deposit,  and it is not  insured  or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Fund Performance History

When the R Class of the fund has  investment  results for a full calendar  year, this section will feature charts that show

*   Annual Total Returns
*   Highest and Lowest Quarterly Returns
*   Average  Annual  Total  Returns  for the R Class of the  fund,  including  a comparison of these returns to a benchmark index

If the R Class had existed during the periods  presented,  its performance would have been  substantially  similar to that of the  Investor  Class  because  each
represents  an  investment  in  the  same  portfolio  of  securities.   However,
performance  of the R Class would have been lower because of its higher  expense ratios.

Annual Total Returns

The  following  bar chart shows the  performance  of the fund's  Investor  Class shares for each full  calendar  year in the life of the fund.  It indicates  the volatility of the fund's historical returns from year to year. The return of the fund's  other  classes of shares  will  differ  from  those  shown in the chart, depending on the expenses of those classes.

INTERNATIONAL GROWTH FUND - INVESTOR CLASS(1)

[data from bar chart]

2002          -19.25%
2001          -26.79%
2000          -15.01%
1999           64.44%
1998           19.01%
1997           19.72%
1996           14.43%
1995           11.89%
1994           -4.76%
1993           42.65%

(1)  From August 1,1996 to July 30, 1997, a portion of the fund's management fee was waived. As a result, the fund's returns are higher than they would have been had the fee waiver not been in effect.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                      Highest                     Lowest
International Growth                  x% (4Q 1999)                x% (3Q 2002)

Average Annual Total Returns

The  following  table  shows the  average  annual  total  returns  of the fund's
Investor Class shares  calculated  three  different  ways.  Because the fund's R
Class shares did not have a full calendar year's worth of performance, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax  Returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The benchmark is an unmanaged  index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 2002         1 year      5 years      10 years   Life of Class(1)

--------------------------------------------------------------------------------------------------------------------------------
International Growth(2)
Return Before Taxes                                   -19.25%     -0.33%       7.43%      7.67%
Return After Taxes on Distributions                   -19.37%     -1.33%       5.62%      N/A
Return After Taxes on Distributions
   and Sale of Fund Shares                            -11.67%      0.03%       5.80%      N/A
MSCI EAFE Index                                       -15.94%     -2.89%       4.00%      2.57%(3)
   (reflects no deduction for fees, expenses or taxes)

1 The  inception  date for the Investor  Class is May 9, 1991.  Only a fund with performance  history for less than 10 years shows after-tax  returns for life of fund.

2 From August  1,1996 to July 30, 1997, a portion of the fund's  management  fee was waived. As a result, the fund's returns are higher than they would have been had the fee waiver not been in effect.

3 Since April 30, 1991, the date closest to the class's inception for which data is available.

The performance  information on these pages is designed to help you see how fund returns can vary.  Keep in mind that past  performance  (before and after taxes)
does not predict how the fund will perform in the future.

For current performance information, please call us at 1-800-378-9878.

Fees and Expenses

There are no sales loads, fees or other charges

*   to buy fund shares directly from American Century
*   to reinvest dividends in additional shares
*   to exchange into the same class of shares of other American Century funds
*   to redeem your shares other than a $10 fee to redeem by wire

The following  table  describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that are deducted from fund assets)

                         Management      Distribution and        Other          Total Annual Fund
                         Fee(1)          Service (12b-1) Fees(2) Expenses(3)    Operating Expenses
International Growth

R Class                  1.25%           0.50%                   0.00%          1.75%

1 Based on assets of all  classes  of the fund  during the  fund's  most  recent fiscal  year.  The fund has a stepped  fee  schedule.  As a result,  the  fund's management fee rate generally decreases as fund assets increase and increases as fund assets decrease.

2 The 12b-1 fee is  designed to permit  investors  to  purchase  shares  through broker-dealers,  banks, insurance companies and other financial  intermediaries.
The fee may be used to compensate such financial intermediaries for distribution
and  other  shareholder  services.   For  more  information,   see  Service  and
Distribution Fees, page X.

3 Other expenses,  which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest,  are expected to be less than 0.005% for the current fiscal year.

Example

The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

*        invest $10,000 in the fund
*        redeem all of your shares at the end of the periods shown below
*        earn a 5% return each year
*        incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                                    1 year     3 years    5 years      10 years
International Growth
R Class                             $177       $548       $943         $2,045

Objectives, Strategies and Risks

What is the fund's investment objective?

 The fund seeks capital growth.

How does the fund pursue its investment objective?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies  that they believe will  increase in value over time.  This  strategy  looks for  companies  with  earnings and revenue  growth.
Ideally,  the fund managers look for companies  whose  earnings and revenues are not only growing, but growing at a successively  faster, or accelerating,  pace.
This  strategy is based on the premise that,  over the long term,  the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.

CALLOUT

Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

The managers use a bottom-up approach to select stocks to buy for the fund. This means that the managers make their  investment  decisions  based on the business fundamentals of the individual  companies,  rather than on economic forecasts or the outlook  for  industries  or sectors.  Using  American  Century's  extensive computer  database,  the managers track  financial  information for thousands of companies  to identify  trends in the  companies'  earnings and  revenues.  This information  is used to help the fund  managers  select  or hold the  stocks  of companies they believe will be able to sustain  accelerating growth and sell the stocks of companies whose growth begins to slow down.

In addition to locating strong  companies with earnings and revenue growth,  the fund  managers  believe that it is important  to diversify  the fund's  holdings across different  countries and geographical  regions in an effort to manage the risks of an  international  portfolio.  For this reason,  the fund managers also consider the prospects for relative  economic growth among countries or regions, economic and political  conditions,  expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices  generally.  When the managers believe  it is  prudent,  the  fund  may  invest  a  portion  of its  assets  in convertible  debt  securities,  equity-equivalent  securities,  forward currency exchange  contracts,  short-term  securities,  nonleveraged  stock index futures contracts and other similar securities.  Futures contracts, a type of derivative security,  can help the fund's cash assets remain liquid while  performing  more like  stocks.  The fund has a policy  governing  futures  contracts  and similar derivative securities to help manage the risk of these types of investments. For example, the fund managers cannot invest in a derivative security if it would be possible  for  the  fund  to lose  more  money  than  it  invested.  A  complete description of the derivatives policy is included in the Statement of Additional
Information.

What kinds of securities does the fund  buy?

The fund will usually purchase equity securities of foreign companies. This fund can purchase  other types of  securities  as well,  such as domestic and foreign preferred  stocks,  convertible debt securities,  equity-equivalent  securities, forward currency exchange contracts,  nonleveraged  futures and options,  notes, bonds and other debt  securities of companies,  and  obligations  of domestic or foreign governments and their agencies.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another  currency.  To the extent the fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.

*   International  Growth's  assets will be invested  primarily in securities of companies  located in at least  three  developed  countries  (excluding  the
    United States).

In  determining  whether a company is foreign,  the fund  managers will consider various  factors,  including  where  the  company  is  headquartered,  where the company's  principal  operations are located,  where the company's  revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Canada,  Denmark,
Finland,  France,  Germany, Hong Kong, Ireland,  Italy, Japan,  Luxembourg,  the
Netherlands,   New  Zealand,   Norway,  Portugal,   Singapore,   Spain,  Sweden,
Switzerland,  the United Kingdom and the United States. In addition,  as used in the  Statement  of  Additional  Information,  securities  of issuers in emerging market countries (non-developed) means securities of issuers that (i) have their principal place of business or principal office in an emerging market country or
(ii)  derive a  significant  portion  of their  business  from  emerging  market countries.

When determining the size of a company,  the fund managers will consider,  among other factors, the capitalization of the company and the amount of revenues,  as well as other information they obtain about the company. .

What are the principal risks of investing in the fund?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the fund's investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The fund managers may buy a large amount of a company's  stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation potential over the long term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in this fund is intended for  investors  who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with the fund's investment strategy.

Management

Who manages the fund?

The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

The Board of Directors

The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment  securities.  The advisor also arranges for transfer agency,  custody and all other services  necessary for the fund to operate.

For the services it provides to the R Class of the fund, the advisor  receives a unified  management fee based on a percentage of the average net assets of the R
Class of shares.  The amount of the  management  fee for the fund is  calculated daily and paid monthly in arrears.  The R Class shares of the fund had no assets as of the date of this prospectus,  but the class will pay the advisor a unified management  fee of 1.50% of its pro rata  share of the first $1  billion  of the fund's average net assets, 1.20% of its pro rata share of the next $1 billion of the fund's average net assets and 1.10% of its pro rata share over $2 billion of the fund's average net assets.

Out of the fund's fee, the advisor  paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

The Fund Management Team

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objective and strategy.

The portfolio managers on the investment team are identified below.

Henrik Strabo

Mr. Strabo, Chief Investment  Officer-International  Equities, has been a member of the team that  manages  International  Growth  since  April  1994.  He joined
American Century in 1993 as an Investment  Analyst and was promoted to Portfolio
Manager  in  April  1994.  He has a  bachelor's  degree  in  business  from  the
University of Washington.

Mark S. Kopinski

Mr.  Kopinski,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages  International  Growth since rejoining  American
Century in April 1997.  He has a  bachelor's  degree in business  administration from Monmouth College and a master's degree in Asian studies from the University of Illinois.

Keith Creveling

Mr.  Creveling,  Portfolio  Manager,  has been a member of the team that manages
International  Growth since April 2002.  He joined  American  Century in October
1999 as an  analyst.  Prior to joining  American  Century,  he was an analyst at
Fiduciary Trust Company  International from September 1996 to September 1999. He has a bachelor of science degree in accounting from Drexel University and an MBA
from  the  Stern  School  of  Business,  New  York  University.   He  is  a  CFA
charterholder.

Code of Ethics

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

Fundamental Investment Policies

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment  objective of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

Investing with American Century

Eligibility for R Class Shares

The  R  Class   shares  are   intended   for   purchase   by   participants   in
employer-sponsored retirement or savings plans and for persons purchasing shares
through   broker-dealers,   banks,   insurance  companies  and  other  financial
intermediaries that provide various administrative and distribution services.

Minimum Initial Investment Amounts

To open an account,  the minimum initial  investments are $2,000 for a Coverdell
Education Savings Account (CESA,  formerly an Education IRA), and $2,500 for all other accounts.

Investing through Financial Intermediaries

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange and redeem  shares will depend on the policies of that entity. Some policy differences may include

*   minimum investment requirements
*   exchange policies
*   fund choices
*   cutoff time for investments

Please  contact  your  financial  intermediary  or plan  sponsor  for a complete description of its policies.

Financial intermediaries include banks, broker-dealers,  insurance companies and investment advisors.  Certain financial intermediaries perform recordkeeping and administrative  services for their clients that would  otherwise be performed by
American Century's transfer agent. In some circumstances,  American Century will pay the service provider a fee for performing those services.

The financial  intermediary through which you may purchase,  redeem and exchange fund  shares may  charge a  transaction-based  or other fee for their  services.
Those charges are retained by the  intermediary and are not shared with American
Century or the fund.

The fund has authorized certain financial intermediaries to accept orders on the
fund's  behalf.   American  Century  has  contracts  with  these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

Modifying or Canceling an Investment

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

Abusive Trading Practices

We discourage  market timing and other abusive  trading  practices,  and we take steps to minimize the effect of these activities in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to the fund and its  shareholders,  we  reserve  the  right to  reject  any purchase order (including  exchanges) from any investor we believe has a history of  abusive  trading  or  whose  trading,  in our  judgment,  has been or may be disruptive to thefund In making this judgment,  we may consider  trading done in multiple accounts under common ownership or control.

Your Responsibility for Unauthorized Transactions

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund's net asset value, or NAV, is the price of the fund's shares.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

CALLOUTS

A  redemption  is the sale of all or a  portion  of the  shares  in an  account, including  those  sold as a part of an  exchange  to  another  American  Century account.

Special Requirements for Large Redemptions

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Low-Balance Accounts

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Please  note that shares  redeemed in this manner may be subject to a sales  charge if held less than the  applicable  time period. You also may incur tax liability as a result of the redemption.

Right to Change Policies

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

Share Price and Distributions

Share Price

American  Century  determines  the NAV of the fund as of the  close  of  regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the  Exchange is open.  On days when the Exchange is closed  (including  certain
U.S.  holidays),  we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available from an independent pricing service,  the advisor may determine their fair value in accordance with procedures  adopted by the fund's board.  For example,  if an event  occurs  after  the  close of the  exchange  on  which a fund's  portfolio securities  are  principally  traded that is likely to have changed the value of the securities, the advisor may determine the securities' fair value. Trading of securities in foreign markets may not take place every day the Exchange is open.
Also,  trading in some foreign markets and on some electronic  trading  networks may take place on weekends or holidays when a fund's NAV is not calculated.  So, the value of a fund's  portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in good order.

    Good  order  means that your  instructions  have been  received  in the form required by American Century.  This may include, for example,  providing the fund name and account number, the amount of the transaction and all required signatures.

Distributions

Federal tax laws require the fund to make  distributions  to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the fund will not be  subject  to state or federal income tax on amounts distributed.  The distributions  generally consist of  dividends  and  interest  received  by the fund,  as well as  capital  gains realized  on  the  sale  of  investment  securities.  The  fund  generally  pays distributions  from net income,  if any, once a year in December.  Distributions from  realized  capital  gains  are paid  twice a year,  usually  in  March  and
December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

CALLOUT

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions  by the fund of dividend and interest income it has received or  capital  gains it has  generated  through  its  investment  activities.  Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

Taxable Accounts

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income  taxes paid by the fund.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the
Statement of Additional  Information  for a more complete  discussion of the tax consequences of owning shares of the funds.

Taxability of Distributions

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of its investment securities. Distributions of income are taxed as ordinary income,  unless they are designated as qualified  dividend income, in which case they are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required holding period.

  For capital gains recognized by the fund prior to May 6, 2003, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary income rate           Ordinary income rate
  Long-term capital gains (1-5 years)       10%                            20%
  Long-term capital gains (>5 years)         8%                            20%

  For capital gains  recognized by the fund after May 5, 2003,  and for income distributions  designated as qualified  dividend income, the following rates apply:

  Type of Distribution                      Tax Rate for 10% and           Tax Rate for
                                            15% Brackets                   All Other Brackets

  Short-term capital gains                  Ordinary Income                Ordinary Income

  Long-term capital gains (> 1 year)        5%                             15%

  and Qualified Dividend Income

The tax status of any  distributions  of capital gains is determined by how long the fund held the  underlying  security that was sold,  not by how long you have been  invested  in the fund,  or whether  you  reinvest  your  distributions  in additional shares or take them in cash. For taxable  accounts,  American Century or  your  financial  intermediary  will  inform  you of the tax  status  of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

Taxes on Transactions

Your  redemptions - including  exchanges to other  American  Century funds - are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

Buying a Dividend

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

Multiple Class Information

American   Century   offers  seven   classes  of  the  fund  through   financial
intermediaries:  A Class,  B Class, C Class,  R Class,  Advisor Class,  Investor
Class and Institutional Class. The shares offered by this Prospectus are R Class shares, which are offered primarily through employer-sponsored  retirement plans and through  institutions like investment  advisors,  banks,  broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning the other classes of shares not offered by this  prospectus,  call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described  herein,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

Service and Distribution Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund  assets.  The fund's R Class  shares have a 12b-1  plan.  Under the R Class
Plan,  the  fund's R Class pays an annual  fee of 0.50% of R Class  average  net assets to the distributor. The distributor pays all or a portion of such fees to
the  investment  advisors,  banks,   broker-dealers,   insurance  companies  and
recordkeepers  that make R Class shares  available.  Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your  investment  and may cost you more  than  other  types of sales charges.  For  additional  information  about the Plans  and  their  terms,  see
Multiple Class Structure in the Statement of Additional Information.

In addition, the advisor or the fund's distributor may make payments for various services or other expenses out of their past profits or other available sources.
Such  expenses  may  include  distribution  services,  shareholder  services  or marketing,  promotional  or related  expenses.  The amount of these  payments is determined by the advisor or the distributor and is not paid by you.

Performance Information of Other Class

The following  financial  information is provided to show the performance of the fund's original class of shares.  This class,  the Investor  Class,  has a total expense ratio that is lower than the R Class offered by this prospectus.  If the
R Class had existed during the periods  presented,  its  performance  would have been lower because of the additional expenses.

The tables on the next few pages  itemizewhat  contributed to the changes in the
Investor  Class share price during the most recently  ended fiscal year. It also shows the changes in share price for this period in  comparison  to changes over the last five fiscal years, or less, if the share class is not five years old.

On a per-share basis, the table includes as appropriate

*   share price at the beginning of the period
*   investment income and capital gains or losses
*   distributions of income and capital gains paid to investors
*   share price at the end of the period

The table also includes some key statistics for the period as appropriate

*   Total Return - the overall  percentage  of return of the fund,  assuming the reinvestment of all distributions
*   Expense  Ratio - the  operating  expenses  of the  fund as a  percentage  of average net assets
*   Net Income Ratio - the net investment  income of the fund as a percentage of average net assets
*   Portfolio Turnover - the percentage of the fund's investment  portfolio that is replaced during the period

The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors.  Their Independent  Auditors' Report and the financial  statements are included in a fund's Annual Report, which is available upon request.

INTERNATIONAL GROWTH FUND
Investor Class

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED NOVEMBER 30
--------------------------------------------------------------------------------------------------------------------
                                                         2002         2001         2000         1999       1998
--------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA

Net Asset Value, Beginning of Period                    $7.86       $12.05       $13.02        $9.25      $9.22
--------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
    Net Investment Income (Loss)(1)                      0.06         0.04        (0.02)       (0.01)      0.03
------------------------------------------------------
    Net Realized and Unrealized Gain (Loss)             (1.20)       (2.50)       (0.22)        3.95       1.31
--------------------------------------------------------------------------------------------------------------------
    Total From Investment Operations                    (1.14)       (2.46)       (0.24)        3.94       1.34
--------------------------------------------------------------------------------------------------------------------
Distributions
------------------------------------------------------
    From Net Investment Income                          (0.03)          --        (0.01)       (0.02)     (0.03)
------------------------------------------------------
    From Net Realized Gains                                --        (1.73)       (0.72)       (0.15)     (1.28)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                 (0.03)       (1.73)       (0.73)       (0.17)     (1.31)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $6.69        $7.86       $12.05       $13.02      $9.25
====================================================================================================================
    TOTAL RETURN(2)                                    (14.54)%     (24.18)%      (2.47)%      43.22%     16.74%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets        1.25%        1.21%        1.20%        1.27%      1.33%
------------------------------------------------------
Ratio of Net Investment Income
(Loss)
to Average Net Assets                                    0.76%        0.48%      (0.16)%      (0.06)%      0.33%
------------------------------------------------------
Portfolio Turnover Rate                                   215%         178%         116%         117%       190%
------------------------------------------------------
Net Assets, End of Period (in thousands)            $2,410,600   $3,290,867   $4,455,433   $3,701,903 $2,448,162
--------------------------------------------------------------------------------------------------------------------

(1)  Computed using average shares outstanding throughout the period.

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

More information about the fund is contained in these documents

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for
                            location and hours.

On the Internet             *EDGAR database at www.sec.gov
                            *By email request at publicinfo@sec.gov

By mail                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful. Fund Reference

                                         Fund Code            Ticker            Newspaper Listing

International Growth Fund

R Class                                  x                    N/A               Intl Gr

Investment Company Act File No. 811-6247

                                                  American Century Investments
                                                        P.O. Box 419786
                                                Kansas City, Missouri 64141-6786

                                                         1-800-378-9878

0309
SH-PRS-34868

American Century
statement of
additional information

August 29, 2003

American Century World Mutual Funds, Inc.

Global Growth Fund
International Growth Fund
International Opportunities Fund
International Discovery Fund
Emerging Markets Fund
Life Sciences Fund
Technology Fund

This Statement of Additional Information adds
to the discussion in the funds' Prospectuses
dated April 1, 2003, but is not a prospectus.
The Statement of Additional Information
should be read in conjunction with the funds'
current Prospectuses. If you would like a copy
of a Prospectus, please contact us at one
of the addresses or telephone numbers listed
on the back cover or visit American Century's
Web site at www.americancentury.com.

This Statement of Additional Information
incorporates by reference certain information that
appears in the funds' annual and semiannual
reports, which are delivered to all investors. You
may obtain a free copy of the funds' annual or
semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Taxes 45

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered  open-end  management investment  company that was organized in 1990 as a Maryland  corporation  under the name Twentieth Century World Investors,  Inc. In January 1997 it changed its name to American Century World Mutual Funds,  Inc.  Throughout this Statement of
Additional  Information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class                          Ticker Symbol       Inception Date

--------------------------------------------------------------------------------
Global Growth
   Investor Class                   TWGGX               12/01/1998
   Institutional Class              AGGIX               08/01/2000
   C Class                          N/A                 03/01/2002
   Advisor Class                    AGGRX               02/05/1999

--------------------------------------------------------------------------------
International Growth
   Investor Class                   TWIEX               05/09/1991
   Institutional Class              TGRIX               11/20/1997
   A Class                          CAIGX               01/31/2003
   B Class                          CBIGX               01/31/2003
   C Class                          AIWCX               06/04/2001
   Advisor Class                    TWGAX               10/02/1996

--------------------------------------------------------------------------------
International Opportunities
   Investor Class                   AIOIX               06/01/2001
   Institutional Class              ACIOX               01/09/2003

--------------------------------------------------------------------------------
International Discovery
   Investor Class                   TWEGX               04/01/1994
   Institutional Class              TIDIX               01/02/1998
   Advisor Class                    ACIDX               04/28/1998

--------------------------------------------------------------------------------
Emerging Markets
   Investor Class                   TWMIX               09/30/1997
   Institutional Class              AMKIX               01/28/1999
   C Class                          N/A                 12/18/2001
   Advisor Class                    AEMMX               05/12/1999

--------------------------------------------------------------------------------
Life Sciences
   Investor Class                   ALSIX               06/30/2000
   Institutional Class              AILSX               07/17/2000
   C Class                          N/A                 11/29/2001
   Advisor Class                    ALSVX               11/14/2000

--------------------------------------------------------------------------------
Technology
   Investor Class                   ATCIX               06/30/2000
   Institutional Class              ATYIX               07/14/2000
   C Class                          N/A                 N/A
   Advisor Class                    ATADX               06/30/2000

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  Investment  Strategies  and Risks, which  begins  on  page  4.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Global Growth, International Growth, International Opportunities,  International
Discovery  and Emerging  Markets are  diversified  as defined in the  Investment
Company Act of 1940 (the Investment  Company Act).  Diversified means that, with respect to 75% of its total  assets,  each fund will not invest  more than 5% of its total assets in the  securities  of a single  issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are  non-diversified.  Nondiversified  means that a fund  may  invest a  greater  portion  of its  assets  in a  smaller  number  of securities than a diversified fund.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company), and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described  below.  It is the advisor's  intention  that each fund will generally consist of foreign  (and U.S. in the case of Global  Growth,  Life  Sciences and
Technology) equity and  equity-equivalent  securities.  However,  subject to the specific  limitations  applicable  to a fund,  the funds'  management  teams may invest the assets of each fund in varying  amounts in other  instruments and may use other techniques,  such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully invested,  regardless of the movement of stock or bond prices generally. In most circumstances,  each fund's actual level of cash and cash  equivalents  will be less than 10%. The managers may use stock index  futures as a way to expose each  fund's cash assets to the market,  while maintaining  liquidity.  As mentioned in the Prospectuses,  the managers may not leverage a fund's  portfolio,  so there is no greater  market  risk to the funds than if they purchase  stocks.  See Derivative  Securities,  page 8,  Short-term
Securities, page 11 and Futures and Options, page 11.

Table 1

An X in the table below  indicates  that the fund may invest in the  security or employ the investment technique that appears in the corresponding row.

                                                International Opportunities,
                                  Global Growth    International Discovery    Life Sciences
                                       and                   and                   and
                               Internatinal Growth    Emerging Markets         Technology
Foreign Securities                      X                     X                     X
Equity Equivalents                      X                     X                     X
Debt Securities                        35%                   35%                   35%
Convertible Debt Securities             X                     X                     X
Short Sales                             X                     X                     X
Portfolio Lending                    33-1/3%               33-1/3%               33-1/3%
Derivative Securities                   X                     X                     X
Investments in Companies with Limited  5%         10% (except International        15%
Operating Histories                                 Opportunities is 20%)
Repurchase Agreements                   X                     X                     X
When-Issued and Forward
Commitment Agreements                   X                     X                     X
Restricted and Illiquid Securities     15%                   15%                   15%
Short-Term Securities                   X                     X                     X
Other Investment Companies             10%                   10%                   10%
Futures & Options                       X                     X                     X
Foreign Currency Transactions and
Forward Exchange Contracts              X                     X                     X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the fund managers can use in managing a fund's assets.  It also details the risks  associated with each,  because each  investment  vehicle and technique  contributes  to a fund's overall risk  profile.  To  determine  whether a fund may invest in a particular investment  vehicle  and  whether  there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment  strategies  regarding foreign securities is contained in the funds'  Prospectuses.  Investing  in  securities  of foreign issuers  generally  involves  greater risks than  investing in the securities of domestic companies including:

Currency  Risk.  The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign  currency in which the security is denominated  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to  significantly  different  forces.  Political or social  instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal  of funds or other  assets,  could  also  adversely  affect the value of investments.  Further,  the funds may find it  difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk.  Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries,  which are generally  fixed rather than subject to negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners.  There is generally less government regulation and supervision of foreign stock exchanges, brokers  and  issuers,  which  may  make it  difficult  to  enforce  contractual obligations.

Clearance and Settlement Risk.  Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership  Risk.  Evidence of  securities  ownership  may be  uncertain  in many foreign countries. In many of these countries,  the most notable of which is the
Russian Federation,  the ultimate evidence of securities  ownership is the share register held by the issuing company or its registrar.  While some companies may issue share  certificates  or provide  extracts of the company's share register, these  are  not  negotiable  instruments  and  are  not  effective  evidence  of securities  ownership.  In an ownership dispute, the company's share register is controlling.  As a result,  there is a risk that a fund's trade details could be incorrectly or  fraudulently  entered on the issuer's share register at the time of the  transaction,  or that a fund's  ownership  position could  thereafter be altered or deleted  entirely,  resulting in a loss to the fund.  While the funds intend to invest  directly  in Russian  companies  that  utilize an  independent registrar,  there can be no assurance that such investments will not result in a loss to the funds.

Emerging Markets Risk . Investing in emerging market companies generally is also riskier than investing in other foreign  securities.  Emerging market  countries may have  unstable  governments  and/or  economies  that are  subject  to sudden change.  These  changes may be magnified by the  countries'  emergent  financial markets,  resulting in significant volatility to investments in these countries.
These  countries  also may lack the  legal,  business  and social  framework  to support securities markets.

As a result of the  foregoing  risks,  these funds are intended  for  aggressive investors seeking  significant gains through  investments in foreign securities.
Those  investors  must be willing and able to accept the  significantly  greater risks  associated  with the investment  strategy that the funds will pursue.  An investment  in the  funds  is  not  appropriate  for  individuals  with  limited investment resources or who are unable to tolerate  fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock,  convertible  preferred stock and  convertible  debt  securities.  Equity equivalents  also may include  securities  whose value or return is derived from the  value  or  return  of a  different  security.  An  example  of one  type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign  investments either directly in foreign securities or indirectly  by  purchasing  depositary  receipts,  depositary  shares or similar instruments (DRs) for foreign securities.  DRs are securities that are listed on exchanges  or quoted in  over-the-counter  markets in one country but  represent shares of issuers  domiciled  in another  country.  The funds also may  purchase securities  of such  issuers in foreign  markets,  either on foreign  securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers  believe that common stocks and other equity and  equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds  may  invest,  however,  in any  security  the  managers  believe  has the potential  for capital  appreciation.  When the managers  believe that the total return potential of other  securities  equals or exceeds the potential return of equity  securities,  each fund may  invest up to 35% of its assets in such other securities.  The other  securities the funds may invest in are bonds,  notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may  purchase  sovereign  debt  instruments  issued or  guaranteed  by foreign  governments  or  their  agencies,  including  debt of  emerging  market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations.  Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or  high-quality,  short-term  debt  securities.  To the  extent  a fund assumes a defensive  position,  it will not be pursuing its objective of capital growth.  International  Growth and Global  Growth will limit their  purchases of
debt  securities  to   investment-grade   obligations  except  convertible  debt
securities,  which may be rated  below  investment  grade.  For  long-term  debt obligations,  this includes  securities  that are rated Baa or better by Moody's
Investors Service, Inc. or BBB or better by Standard & Poor's Corporation (S&P), or that are not rated but are  considered  by the  managers to be of  equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative  characteristics.  A BBB rating by S&P indicates S&P's belief that a security  exhibits a  satisfactory  degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing  circumstances than is the  case  with  higher-quality  debt  securities.  See  Explanation  of
Fixed-Income Securities Ratings, page 52.

International Discovery,  International  Opportunities and Emerging Markets have no credit quality or maturity  restrictions with regard to the bonds,  corporate debt  securities  and  government  obligations  in which the  funds may  invest,
although   less  than  35%  of  each   fund's   assets   will  be   invested  in
below-investment-grade  fixed income securities. See Explanation of Fixed-Income
Securities  Ratings,  page 52. Debt  securities,  especially those of issuers in emerging  market  countries,  may be of poor quality and  speculative in nature.
While  these  securities  will  be  chosen  primarily  for  their   appreciation
potential,  a fund also may take the  potential  for income  into  account  when selecting investments.

In addition to other  factors that will affect its value,  the value of a fund's investments in fixed income securities will change as prevailing  interest rates change.  In general,  the prices of such securities vary inversely with interest rates.  As  prevailing  interest  rates  fall,  the  prices  of bonds  and other securities  that trade on a yield basis rise.  When  prevailing  interest  rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Debt Securities

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock; however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Short Sales

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with short sales,  but the fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third  of the fund's  total net assets  valued at market except

*   through the purchase of debt  securities in accordance  with its  investment objectives, policies and limitations, or

*   by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment  objectives and policies,  each of the funds may invest in  securities  that are  commonly  referred  to as  derivative securities.  Generally,  a derivative  security is a financial  arrangement  the value of which is based on, or derived from, a traditional  security,  asset, or market index.  Certain  derivative  securities are more accurately  described as
index/structured   securities.   Index/structured   securities   are  derivative
securities whose value or performance is linked to other equity securities (such as depositary receipts),  currencies, interest rates, indices or other financial indicators  (reference  indices).  For  example,  Standard  & Poor's  Depositary
Receipts,  also known as  "SPIDERS,"  track the price  performance  and dividend yield of the S&P  Index by  providing  a stake in the  stocks  that make up that index.

In addition,  the funds may make foreign  investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are  securities  that are listed on exchanges or quoted in  over-the-counter markets in one  country but  represent  shares of issuers  domiciled  in another country.  The funds also may purchase  securities of issuers in foreign markets, either on  foreign  securities  exchanges,  electronic  trading  networks  or in over-the-counter markets.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities  prices, or currency exchange rates and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*   the risk that the underlying security,  interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

*   the  possibility  that  there  may be no  liquid  secondary  market,  or the possibility  that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or  impossible to close out a position when desired;

*   the risk that adverse price  movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

Investments in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The fund  managers  consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In  addition,  financial  and other  information  regarding  such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase  agreement  occurs  when,  at  the  time  the  fund  purchases  an interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased   constitutes   collateral  security  for  the
repurchase  obligation,   a  repurchase  agreement  can  be  considered  a  loan
collateralized  by the  security  purchased.  The  fund's  risk is the  seller's ability to pay the agreed-upon  repurchase  price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral,  which would reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the  security  decreases,  the fund could  experience  a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S.  government,  its agencies and  instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  Agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  cash and  carry,  or  financing  transactions.  For example, a broker-dealer may seek to purchase a particular  security that a fund owns. The fund will sell that security to the broker-dealer  and  simultaneously enter into a forward commitment  agreement to buy it back at a future date. This type of  transaction  generates  income for the fund if the dealer is willing to execute  the  transaction  at a  favorable  price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the funds' criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered restricted  securities,  they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of Directors  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is  illiquid.  In such an event,  the fund  managers  will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

*  Securities  issued or guaranteed by the U.S.  government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments; and

*  Repurchase agreements.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with  respect to any one  investment  company;  and (c) 10% of the fund's total assets in the aggregate.

These  investments may include  investments in money market funds managed by the advisor.  Any  investments  in money  market funds must be  consistent  with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total  assets in other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company and

*  10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

Futures and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

*   protect against a decline in market value of the fund's securities (taking a short futures position), or

*   protect  against the risk of an increase in market value for  securities  in
    which  the  fund  generally   invests  at  a  time  when  the  fund  is  not
    fully-invested (taking a long futures position), or

*   provide a temporary  substitute  for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. The fund managers may engage in futures and options transactions based on securities indices,  provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used include the Morgan Stanley  Capital  International  (MSCI) Europe,  Australia,  Far East
Index,  the MSCI  Emerging  Markets  Free  Index,  the S&P  SuperComposite  1500
Technology Index and the S&P SuperComposite Health Care Index. The managers also may engage in futures and  options  transactions  based on specific  securities.
Futures  contracts are traded on national futures  exchanges.  Futures exchanges and trading are  regulated  under the  Commodity  Exchange Act by the  Commodity
Futures Trading Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund  purchases or sells a bond, no price is paid or received by the fund upon the  purchase or sale of the future.  Initially,  the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the funds' investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent payments, to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer  losses if it were unable to close out its position  because of an illiquid secondary market.  Futures contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract  open until the  obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Under the Commodity  Exchange Act, a fund may enter into futures and options  transactions  (a) for hedging purposes without regard to the percentage of assets  committed to initial margin and option premiums or (b) for other than hedging  purposes,  provided that assets  committed to initial margin and option premiums do not exceed 5% of the fund's total assets.  To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward  basis (i.e.,  by entering  into forward  currency  exchange  contracts,
currency   options  and  futures   transactions  to  purchase  or  sell  foreign
currencies). Although foreign exchange dealers generally do not charge a fee for such transactions,  they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized  transactions that require a specific amount of a currency to be delivered  at a specific  exchange  rate on a specific  date or range of dates in the  future.  Forward  contracts  are  generally  traded in an interbank market directly  between  currency traders (usually larger  commercial banks)  and their  customers.  The  parties to a forward  contract  may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management  strategies involving forward contracts. A fund may also use swap agreements,  indexed securities, and options  and  futures  contracts  relating  to foreign  currencies  for the same purposes.

(1)  Settlement  Hedges or  Transaction  Hedges.  When the fund managers wish to lock in the U.S. dollar price of a foreign  currency  denominated  security when a fund is purchasing or selling the security,  the fund may enter into a forward  contract  to do so.  This type of  currency  transaction,  often called a  "settlement  hedge" or  "transaction  hedge,"  protects  the fund against an adverse  change in foreign  currency  values  between the date a security  is  purchased  or sold and the date on which  payment  is made or received (i.e.,  settled).  Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future  purchases or sales of securities  denominated in foreign currency,  even if the specific investments have not yet been selected by the fund managers.  This strategy is often referred to as "anticipatory hedging."

(2)  Position  Hedges.  When the fund  managers  believe  that the currency of a particular foreign country may suffer substantial  decline against the U.S.
     dollar,  a fund may enter into a forward  contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio  securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to  as a  "position  hedge."  For  example,  if  a  fund  owned  securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S.  dollars to hedge against  possible  declines in the Euro's value.  This hedge would tend to offset both positive and negative currency fluctuations,  but would  not tend to offset  changes  in  security  values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell  another  currency  expected to perform  similarly  to the currency in which the fund's existing investments are denominated.  This type of hedge, often  called a "proxy  hedge,"  could offer  advantages  in terms of cost, yield or efficiency,  but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency  used to hedge does not perform  similarly to the currency in which the hedged securities are denominated.

     The  precise  matching  of forward  contracts  in the amounts and values of securities  involved  generally  would not be  possible  because the future values of such foreign  currencies  will change as a consequence  of market movements  in the values of those  securities  between the date the forward contract  is entered  into and the date it matures.  Predicting  short-term currency  market  movements  is  extremely  difficult,  and the  successful execution of a short-term  hedging strategy is highly uncertain.  Normally, consideration  of the prospect for currency  parities will be  incorporated into the  long-term  investment  decisions  made with  respect  to  overall diversification  strategies.  However,  the  managers  believe  that  it is important to have  flexibility  to enter into such forward  contracts  when they determine that a fund's best interests may be served.

     At the  maturity  of the  forward  contract,  the fund may either  sell the portfolio  security and make  delivery of the foreign  currency,  or it may retain the security and  terminate  the  obligation  to deliver the foreign currency by  purchasing  an  "offsetting"  forward  contract  with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible  to forecast  with absolute  precision the market value of
     portfolio   securities  at  the   expiration   of  the  forward   contract.
     Accordingly,  it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such  purchase) if the market  value of the  security is less than the amount of foreign  currency the fund is  obligated  to deliver  and if a  decision  is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its  investment  exposure from one currency  into  another.  This may include shifting  exposure from U.S. dollars to foreign  currency,  or from one foreign  currency to another foreign  currency.  This strategy tends to limit exposure to the currency sold, and increase  exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency  and  purchased  an  equivalent  security  denominated  in another currency.  For example,  if the fund managers believed that the U.S. dollar may suffer a substantial  decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction  would protect  against losses  resulting from a decline in the value of the U.S.  dollar,  but would  cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful  use of  currency  management  strategies  will  depend  on the  fund management  team's  skill in  analyzing  currency  values.  Currency  management strategies may substantially  change a fund's investment  exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the fund managers  anticipate.  For example,  if a currency's value rose at a time when the fund manager hedged a fund by selling the currency in exchange for
U.S.  dollars,  a fund would not  participate  in the  currency's  appreciation.
Similarly,  if the fund  managers  increase a fund's  exposure to a currency and that  currency's  value  declines,  a fund  will  sustain  a loss.  There  is no assurance that the fund managers' use of foreign currency management  strategies will be advantageous to a fund or that they will hedge at appropriate times.

The  fund  will  cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  denominated  in, or whose value is tied to, the  currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward  currency  positions  with  underlying portfolio  securities,  the fund's custodian will segregate cash or other liquid assets  having a value equal to the aggregate  amount of the fund's  commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

Subject           Policy
-------           ------

Senior            A fund may not issue  senior  securities,  except as permitted
Securities        under the Investment Company Act.

Borrowing         A fund may not borrow money, except for temporary or emergency purposes (not for  leveraging or  investment) in an amount not exceeding 33-1/3% of the fund's total assets.

Lending           A fund may not lend any security or make any other loan if, as a result,  more than  33-1/3% of the fund's total assets would be lent to other parties,  except, (i) through the purchase of debt securities in accordance  with its investment  objective, policies  and  limitations  or (ii) by engaging in  repurchase agreements with respect to portfolio securities.

Real Estate       A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from  investing in  securities or other  instruments  backed by real estate or  securities of companies  that deal in real estate or are engaged in the real estate business.

Concentration     A fund may not  concentrate  its  investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) except that the funds may concentrate their investments  in securities  of issuers as follows:  engaged in the  technology or  telecommunications  industries and related industry groups  (Technology  only); or engaged in the medical and health care  industry  and related  industry  groups (Life
                  Sciences only).

Underwriting      A fund may not act as an underwriter  of securities  issued by others,  except to the extent that the fund may be  considered an  underwriter  within the meaning of the  Securities  Act of
                  1933 in the disposition of restricted securities.

Commodities       A fund may not purchase or sell  physical  commodities  unless acquired  as a result  of  ownership  of  securities  or other instruments;  provided that this limitation shall not prohibit the fund  from  purchasing  or  selling  options  and  futures contracts or from investing in securities or other instruments backed by physical commodities.

Control           A fund may not invest for purposes of exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the  costs are  equal to or lower  than the cost of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund
(except Life Sciences and  Technology)  shall not purchase any  securities  that would cause 25% or more of the value of the fund's  total  assets at the time of purchase to be  invested in the  securities  of one or more  issuers  conducting their principal business activities in the same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations,

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered  separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject           Policy
-------           ------

Leveraging        A fund may not purchase  additional  investment  securities at any time during which outstanding  borrowings exceed 5% of the total assets of the fund.

Liquidity         A  fund  may  not  purchase  any  security  or  enter  into  a repurchase agreement if, as a result, more than 15% of its net assets  would be  invested in  illiquid  securities.  Illiquid securities  include  repurchase  agreements  not entitling the holder to payment of principal and interest  within seven days and in  securities  that are  illiquid  by  virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales       A fund may not sell securities short,  unless it owns or
                  has the  right to  obtain  securities  equivalent  in kind and amount  to  the  securities  sold  short,  and  provided  that transactions  in futures  contracts and options are not deemed to constitute selling securities short.

Margin            A fund may not purchase  securities  on margin,  except to the fund may obtain such  short-term  credits as are necessary for the  clearance  of  transactions,  and  provided  that  margin payments in connection  with futures  contracts and options on futures contracts shall not constitute  purchasing  securities on margin.

Futures           A fund may enter into futures  contracts and write and buy put
and               and call  options  relating to futures  contracts.  A fund may
Options           not, however,  enter into leveraged futures transactions if it would be  possible  for the fund to lose  more  money  than it invested.

Issuers           A fund may invest a portion of its assets in the securities of
with Limited      issuers  with  limited  operating  histories.   An  issuer  is
Operating         considered to have a limited  operating history if that issuer
Histories         has a record of less than three years of continuous operation.
                  Periods of capital formation, incubation,  consolidations, and research and  development  may be  considered  in  determining whether a  particular  issuer  has a record of three  years of continuous operation.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' Prospectuses.

The fund managers will sell securities  without regard to the length of time the security has been held. Accordingly,  each fund's portfolio turnover rate may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's  investment  objective,  the fund  managers may sell a given security,  regardless  of the length of time it has been held in the  portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate  entirely their equity positions and increase their cash positions, and when a general rise in price levels is  anticipated,  the funds may increase their equity positions and decrease their cash positions.  However, it should be expected that the funds will,  under most  circumstances,  be essentially  fully invested in equity securities.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated  and may be higher than that of other mutual funds  with  similar  investment  objectives.  Higher  turnover  would  generate correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio  turnover  also may affect the  character of capital  gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.  For Global Growth, the higher portfolio  turnover  rate for 2001 resulted  from  increased  trading due to our
efforts  to  find  stocks  that   consistently   demonstrate  the   acceleration
characteristics  we seek,  which proved  difficult in the prevailing  market and
global  economic   environment.   This,  combined  with  increased  stock  price
volatility,  were the reasons for the uncharacteristically high turnover rate in
2001.

For  International  Growth,  events that  occurred in 2001  created  significant challenges.  For example, the extreme volatility in the markets in recent months has been  dramatic,  causing us to trade more  frequently  than is  typical.  In addition,  the collapse of corporate earnings has made it increasingly difficult to find stocks that consistently demonstrated the characteristics we seek, which also resulted in more frequent trading. Due to these factors, portfolio turnover has been uncharacteristically high.

For  International  Discovery,  the  higher  portfolio  turnover  rate  for 2001 resulted  from  efforts  to  improve  the  fund's  performance,  which  included replacing  underperforming  stocks and  increasing  the  fund's  diversification across a broader range of  industries.  As a result,  a greater number of stocks were  sold and  purchased  during  2001  than has  been  the  fund's  historical practice.

For  Emerging  Markets,  the  increased  portfolio  turnover  rate  for  2001 is principally  due to the  increase in  volatility  of the asset  class and,  more significantly, the large investment cash flows of the fund.

For Technology,  the lower portfolio turnover rate for 2002 can be attributed to a  decrease  in  security  selection  opportunities  that  satisfied  the fund's investment criteria.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75. Those listed as interested directors are "interested" primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  adviser,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar  capacities for other funds  advised by ACIM.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds. The listed officers are interested persons of the funds.

                                                                                       Number of
                                                                                       Portfolios
                                                                                       in Fund
                           Position(s)     Length                                      Complex            Other
                           Held            of Time                                     Overseen           Directorships
                           with            Served     Principal Occupation(s)          by                 Held by
Name, Address (Age)        Fund            (years)    During Past 5 Years              Director           Director
-------------------------------------------------------------------------------------------------------------------------------
Interested Directors
James E. Stowers, Jr.      Director,       44          Chairman, Director and          37                 Director, ACC
4500 Main Street           Chairman                    controlling shareholder, ACC
Kansas City, MO 64111      of the                      Chairman , ACIM, ACSC and
(79)                       Board                       other ACC subsidiaries
                                                       Director, ACIM, ACSC and
                                                       other ACC subsidiaries(1)

James E. Stowers III       Director,       12          Co-Chairman, ACC                37                 None
4500 Main Street           Chairman                    (September 2000 to present)
Kansas City, MO 64111      of the                      Chief Executive Officer, ACC
(44)                       Board                       (June 1996 to September 2000)
                                                       Chief Executive Officer,
                                                       ACIM, ACSC and
                                                       other ACC subsidiaries
                                                       Director, ACC, ACIM, ACSC
                                                       and other ACC subsidiaries
                                                       President, ACC
                                                       (January 1995 to June 1997)
                                                       President, ACIM and ACSC
                                                       (April 1993 to August 1997)

--------------------------------------------------------------------------------------------------------------------------------
Independent Directors
Thomas A. Brown            Director        22          Strategic Account               37                 None
4500 Main Street                                       Implementation Manager,
Kansas City, MO 64111                                  Applied Industrial
(62)                                                   Technologies, Inc.,
                                                       a corporation engaged in
                                                       the sale of bearings and
                                                       power transmission products

Robert W. Doering, M.D.    Director        1           Retired, formerly a             37                 None
4500 Main Street           Emeritus(2)                 general surgeon
Kansas City, MO 64111
(70)

Andrea C. Hall, Ph.D.      Director        5           Senior Vice President,          37                 Director, Midwest
4500 Main Street                                       Midwest Research Institute                         Research Institute
Kansas City, MO 64111
(57)

D.D. (Del) Hock            Director        6           Retired, formerly Chairman,     37                 Director, Allied
4500 Main Street                                       Public Service Company                             Motion Technologies,
Kansas City, MO 64111                                  of Colorado                                        Inc. and J.D.
(67)                                                                                                      Edwards & Company

                                                                                        Number of
                                                                                        Portfolios
                                                                                        in Fund
                             Position(s)   Length                                       Complex           Other
                             Held          of Time                                      Overseen          Directorships
                             with          Served       Principal Occupation(s)         by                Held by
Name, Address (Age)          Fund          (years)      During Past 5 Years             Director          Director
-------------------------------------------------------------------------------------------------------------------------------
Donald H. Pratt              Director,     7            Chairman,                       37                Director, Butler
4500 Main Street             Vice                       Western Investments, Inc.                         Manufacturing
Kansas City, MO 64111        Chairman                   Chairman of the Board,                            Company
(65)                         of the                     Butler Manufacturing                              Director, Atlas-
                             Board                      Company                                           Copco, North
                                                                                                          America Inc

Gale E. Sayers               Director      2            President, Chief Executive      37                None
4500 Main Street                                        Officer and Founder,
Kansas City, MO 64111                                   Sayers Computer Source
(59)

M. Jeannine Strandjord       Director      8            Senior Vice President,          37                Director, DST
4500 Main Street                                        Long Distance Finance -                           Systems, Inc.
Kansas City, MO 64111                                   Global Markets Group
(55)                                                    Sprint Corporation

Timothy S. Webster           Director      1            President and Chief             37                None
4500 Main Street                                        Executive Officer,
Kansas City, MO 64111                                   American Italian Pasta
(41)                                                    Company

---------------------------------------------------------------------------------------------------------------------------------
Officers
William M. Lyons             President     2            Chief Executive Officer, ACC    Not               Not
4500 Main St.                                           and other ACC subsidiaries      applicable        applicable
Kansas City, MO 64111                                   (September 2000 to present)
(47)                                                    President, ACC
                                                        (June 1997 to present)
                                                        President, ACIM
                                                        (September 2002 to present)
                                                        Chief Operating Officer, ACC
                                                        (June 1996 to September 2000)
                                                        General Counsel, ACC,
                                                        ACIM, ACIS, ACSC and
                                                        other ACC subsidiaries
                                                        (June 1989 to June 1998)
                                                        Also serves as: Executive Vice
                                                        President and Chief Operating
                                                        Officer, ACIM, ACIS, ACSC
                                                        and other ACC subsidiaries, and
                                                        Executive Vice President of
                                                        other ACC subsidiaries

Robert T. Jackson            Executive     7            Chief Administrative Officer,   Not               Not
4500 Main St.                Vice                       ACC (August 1997 to present)    applicable        applicable
Kansas City, MO 64111        President                  Chief Financial Officer, ACC
(56)                                                    (August 1997 to October 2002)
                                                        President, ACSC
                                                        (January 1999 to present)
                                                        Executive Vice President,
                                                        ACC (May 1995 to present)
                                                        Also serves as: Executive
                                                        Vice President and Chief
                                                        Financial Officer, ACIM, ACIS
                                                        and other ACC subsidiaries,
                                                        and Treasurer of ACIM

                                                                                          Number of
                                                                                          Portfolios
                                                                                          in Fund
                            Position(s)      Length                                       Complex         Other
                            Held             of Time                                      Overseen        Directorships
                            with             Served     Principal Occupation(s)           by              Held by
Name, Address (Age)         Fund             (years)    During Past 5 Years               Director        Director
----------------------------------------------------------------------------------------------------------------------------
Maryanne Roepke, CPA        Senior           2          Senior Vice President and         Not             Not
4500 Main St.               Vice                        Assistant Treasurer, ACSC         applicable      applicable
Kansas City, MO 64111       President,
(47)                        Treasurer
                            and Chief
                            Accounting
                            Officer

David C. Tucker             Senior           2          Senior Vice President, ACIM,      Not             Not
4500 Main St.               Vice                        ACIS, ACSC and other ACC          applicable      applicable
Kansas City, MO 64111       President                   subsidiaries
(44)                        and                         (June 1998 to present)
                            General                     General Counsel, ACC, ACIM,
                            Counsel                     ACIS, ACSC and other
                                                        ACC subsidiaries
                                                        (June 1998 to present)
                                                        Consultant to mutual
                                                        fund industry
                                                        (May 1997 to April 1998)

Robert Leach                Controller       5          Vice President, ACSC              Not             Not
4500 Main St.                                           February 2000 to present)         applicable      applicable
Kansas City, MO 64111                                   Controller-Fund Accounting,
(36)                                                    ACSC

Jon Zindel                  Tax Officer      5          Vice President, Corporate Tax,    Not             Not
4500 Main St.                                           ACSC (April 1998 to present)      applicable      applicable
Kansas City, MO 64111                                   Vice President, ACIM, ACIS and
(35)                                                    other ACC subsidiaries
                                                        (April 1999 to present)
                                                        President, American Century
                                                        Employee Benefit Services, Inc.
                                                        (January 2000 to December 2000)
                                                        Treasurer, American Century
                                                        Employee Benefit Services, Inc.
                                                        (December 2000 to present)
                                                        Treasurer, American Century
                                                        Ventures, Inc.
                                                        (December 1999 to present)
                                                        Controller, ACSC
                                                        (July 1996 to April 1998)

1 James E. Stowers, Jr. is the father of James E. Stowers III.

2 Dr. Robert Doering  resigned as a full-time  director,  effective  November 5,
  2001,  after serving in such capacity for 33 years.  Dr. Doering  continues to serve the board in an advisory capacity.  His position as Director Emeritus is an advisory position and involves  attendance at one board meeting per year to review prior  year-end  results for the funds.  He receives all regular  board
  communications,   including  monthly  mailings,  industry  newsletters,  email communications, and company information, but not quarterly board and committee materials  relating to meetings that he does not attend.  Dr. Doering is not a director  or a member of the board and has no voting  power  relating  to fund operations.  He is not an interested  person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31, 2002, DST received $29,967,576 in fees from ACSC. DST's revenue for the calendar year ended December 31, 2002 was approximately $2.38 billion.

Ms.  Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional 55,890 of DST common stock, the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement.  However, the Board of Directors of the funds was not required to nor did it  approve or  disapprove  the  Agreement  since the  provision  of the services  covered by the  Agreement is within the  discretion  of ACSC.  DST was chosen by ACSC for its  industry-leading  role in providing  cost-effective back office  support  for mutual  fund  service  providers  such as ACSC.  DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Board Review of Investment Management Contracts

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs [equity funds only];

*  Shareholder services provided;

*  Compliance with investment restrictions; and

* Fund  accounting  services  provided  (including  the  valuation  of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

Committees

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                                                      Number of
                                                                                                      Meetings Held
                                                                                                      During Last
Committee            Members                 Function                                                 Fiscal Year
---------            -------                 --------                                                 -----------
Executive            James E. Stowers, Jr.   The Executive Committee performs the functions           0
                     James E. Stowers III    of the Board of Directors between Board meetings,
                     Donald H. Pratt         subject to the limitations on its power set out in
                                             the Maryland General Corporation Law, and except
                                             for matters required by the Investment Company
                                             Act to be acted upon by the whole Board.

Compliance           Andrea C. Hall, PhD     The Compliance and Shareholder Communications            4
and Shareholder      Thomas A. Brown         Committee reviews the results of
the funds'
Communications       Gale E. Sayers          compliance testing program, reviews quarterly
                     Timothy S. Webster      reports from the Communications advisor
                                             to the Board regarding various compliance matters
                                             and monitors the implementation of the funds'
                                             Code of Ethics, including any violations.

Audit                D.D. (Del) Hock         The Audit Committee recommends the engagement            4
                     Donald H. Pratt         of the funds' independent auditors and oversees its
                     Jeannine Strandjord     activities. The Committee receives reports from the
                                             advisor's Internal Audit Department, which is
                                             accountable to the Committee. The Committee also
                                             receives reporting about compliance matters
                                             affecting the funds.

Governance           Donald H. Pratt         The Board Governance Committee primarily considers       0
                     Jeannine Strandjord     and recommends individuals for nomination as directors.
                     Thomas A. Brown         The names of potential director candidates are
                                             drawn from a number of sources, including
                                             recommendations from members of the Board,
                                             management and shareholders. This committee also
                                             reviews and makes recommendations to the Board
                                             with respect to the composition of Board committees
                                             and other Board-related matters, including its
                                             organization, size, composition, responsibilities,
                                             functions and compensation. The Governance Committee
                                             does not currently have a policy regarding whether it will consider nominees recommended by shareholders.

Compensation of Directors

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the Board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies served by this Board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

Aggregate Director Compensation for Fiscal Year Ended November 30, 2002

                               Total Compensation         Total Compensation from the
Name of Director               from the Funds(1)          American Century Family of Funds(2)
----------------               -----------------          -----------------------------------
Thomas A. Brown                $7,328                     $73,000
Robert W. Doering, M.D.(3)     $246                       $2,500
Andrea C. Hall, Ph.D.          $7,581                     $75,500
D.D. (Del) Hock                $7,431                     $74,000
Donald H. Pratt                $7,579                     $75,500
Gale E. Sayers                 $7,229                     $72,000
M. Jeannine Strandjord         $7,227                     $72,000
Timothy S. Webster             $7,714                     $76,833

1 Includes  compensation  paid to the  directors  during the  fiscal  year ended
  November 30, 2002, and also includes  amounts  deferred at the election of the directors  under the American  Century  Mutual Funds'  Independent  Directors'
  Deferred Compensation Plan.

2 Includes  compensation  paid by the five  investment  company  members  of the
  American  Century  family of funds  served by this board.  The total amount of deferred  compensation  included in the  preceding  table is as  follows:  Mr.
  Brown,  $12,800;  Dr. Hall, $67,000; Mr. Hock, $67,000; Mr. Pratt, $1,843; Mr.
  Sayers, $5,333 and Mr. Webster, $29,333.

3 Dr. Robert Doering  resigned as a full-time  director,  effective  November 5,
  2001.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2002.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2002, as shown in the table below:

                                                                    Name of Directors
                                                                    -----------------

                                                      James E.      James E.     Thomas A.     Robert W.    Andrea C
                                                    Stowers, Jr.   Stowers III     Brown        Doering    Hall, Ph.D.
Dollar Range of Equity Securities in the Funds:
   Global Growth                                          A             A            A             A             A
   International Growth                                   C             E            B             E             C
   International Opportunities                            A             E            A             A             A
   International Discovery                                A             E            B             E             A
   Emerging Markets                                       A             A            B             A             A
   Life Sciences                                          A             A            B             A             A
   Technology                                             A             A            A             A             A
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                            E             E            E             E             E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

                                                                    Name of Directors
                                                                    -----------------

                                                     D.D. (Del)      Donald        Gale E.    M. Jeannine    Timothy S.
                                                        Hock        H. Pratt       Sayers     Strandjord       Webster

----------------------------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Global Growth                                          A             A             A            A              A
   International Growth                                   D             A             A            A              C
   International Opportunities                            A             A             A            A              A
   International Discovery                                D             A             A            E              D
   Emerging Markets                                       A             A             A            A              B
   Life Sciences                                          A             A             A            A              B
   Technology                                             A             A             A            A              B
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                            E             E             C            E              E

Ranges: A-none, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-More than $100,000

Code of Ethics

The funds,  their  investment  advisor and principal  underwriter have adopted a code of ethics  under Rule 17j-1 of the  Investment  Company Act and the code of ethics permits personnel subject to the code to invest in securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 3, 2003, the following companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                           Percentage of
Fund/Class   Shareholder                                   Outstanding Shares Owned

--------------------------------------------------------------------------------------------------
Global Growth
   Investor
             None
   Advisor
             Boone County National Bank                    33%
             FBO Block & Brick Co. Ret Fund
             Columbia, MO
             Charles Schwab & Co., Inc.                    28%
             San Francisco, CA
             National Financial Services LLC               18%
             New York, NY
             Nationwide Trust Company                      12%
             Columbus, OH

   Institutional
             Trustees of American Century                  86%
             Profit Sharing & 401(k) Savings Plan & Trust
             Kansas City, MO
   C
             American Enterprise Investment Svcs           75%
             Minneapolis, MN
             Sterling Trust Company Cust                   21%
             FBO Mid-Minnesota Hot Mix Inc. 401(k)
             Denver, CO

International Growth
   Investor
             Charles Schwab & Co., Inc.                    11%
             San Francisco, CA
   Advisor
             Nationwide Insurance Company QPVA             23%
             Columbus, OH
             Charles Schwab & Co., Inc.                    9%
             San Francisco, CA
             Wells Fargo Bank NA FBO                       7%
             Fidelity National Financial 401(k)
             Profit Sharing Plan
             Minneapolis, MN
             State Street Bank                             7%
             FBO ADP Daily Val
             North Quincy, MA
   Institutional
               The Chase Manhattan Bank NA, Trustee        9%
               Robert Bosch Corporation New Star
               Plan & Trust
               New York, NY
               Charles Schwab & Co., Inc.                  5%
               San Francisco, CA
   A
               Charles Schwab & Co., Inc.                  96%
               San Francisco, CA

                                                           Percentage of
Fund/Class     Shareholder                                 Outstanding Shares Owned
----------     -----------                                 ------------------------

International Growth
   B
               American Enterprise Investment Svcs           88%
               Minneapolis, MN
               American Century Investment                   12%
               Management, Inc.
               Kansas City, MO
   C
               Pershing LLC                                  16%
               Jersey City, NJ
               Boone County National Bank TR Assoc.          8%
               FBO Missouri Bankers
               Columbia, MO

International Opportunities
   Investor
               Charles Schwab & Co., Inc.                    28%
               San Francisco, CA
               American Century Investment Management, Inc.  6%
               Kansas City, MO

   Institutional
               Memorial Hospital of South Bend               58%
               South Bend, IN
               Philip A. Newbold & Jeffrey P. Costello       42%
               Trustee, Memorial Health System, Inc.,
               Employees Pension Plan
               South Bend, IN

International Discovery
   Investor
               Charles Schwab & Co., Inc.                    16%
               San Francisco, CA
   Advisor
               Arrowhead Trust, Inc.                         48%
               San Bernardino, CA
               Sterling Trust Company, Custodian,            32%
               Lizardtech, Inc.
               Denver, CO
               La Salle Bank National Association            19%
               Chicago, IL
   Institutional
               Hollowwave & Co.                              22%
               Boston, MA
               JP Morgan Chase Bank Trustee                  20%
               401(k) Savings Plan of JP Morgan
               Chase & Co. Trust
               Brooklyn, NY
               Charles Schwab & Co., Inc.                    19%
               San Francisco, CA
               Trustees of American Century                  12%
               Profit Sharing & 401(k) Savings Plan & Trust
               Kansas City, MO
               US Bank NA, Trustee                           9%
               Ceridian Corporation Master Trust
               Milwaukee, WI
--------------------------------------------------------------------------------------------------

                                                            Percentage of
Fund/Class     Shareholder                                  Outstanding Shares Owned
----------     -----------                                  ------------------------

Emerging Markets
   Investor
               Charles Schwab & Co., Inc.                    16%
               San Francisco, CA
               American Century Investment Management, Inc.  7%
               Kansas City, MO
   Advisor
               Charles Schwab & Co., Inc.                    25%
               San Francisco, CA
               Suntrust Bank Trustee FBO                     21%
               FG Pruitt Inc. Employees
               Profit Sharing Plan
               Englewood, CO
               Hubco Regions Financial Corp.                 20%
               Birmingham, AL
               Suntrust Bank, Trustee FBO                    8%
               Espirito Santo Bank 401k Plan
               Englewood, CO
               Suntrust Bank, Trust, FBO                     7%
               American Magnetics, Inc.
               401k Profit Sharing Plan Trust
               Englewood, CO

   Institutional
               Fidelity FIIOC Trustee                        37%
               Covington, KY
               1999 Irrevocable US Annuity & Gift Trust      28%
               St. Louis, MO
               Trustees of American Century                  11%
               Profit Sharing & 401(k) Savings Plan & Trust
               Kansas City, MO
               The Chase Manhattan Bank NA TR                7%
               Robert Bosch Corporation
               New Star Plan & Trust
               New York, NY
               Charles Schwab & Co., Inc.                    7%
               San Francisco, CA
   C
               Mobank & Co EB                                92%
               Monroe, MI
               Sterling Trust Co.                            5%
               Custodian FBO Oracle Home
               Mortgage 401k
               Denver, CO

Life Sciences
   Investor
               Charles Schwab & Co., Inc.                    14%
               San Francisco, CA

                                                     Percentage of
Fund/Class     Shareholder                           Outstanding Shares Owned
----------     -----------                           ------------------------

Life Sciences

Advisor
               MCB Trust Services Custodian          64%
               Liquidhub, Inc.
               Denver, CO
               UMBSC & CO                            13%
               FBO Kathryn E. Black IRA
               Kansas City, MO                       11%
               UMBSC & CO
               FBO B Jeanmarie Amiri IRA
               Kansas City, MO
               UMBSC & CO                            6%
               FBO Alvin Walker
               Kansas City, MO

   Institutional
               Trustees of American Century          64%
               Profit Sharing & 401K
               Savings Plan & Trust
               Kansas City, MO
               UMB Trustee of American Century       19%
               Executive Deferred Compensation
               Plan & Trust
               Kansas City, MO
               UMB Trustee of American Century       10%
               Services Corporation Stock Option
               Surrender Plan & Trust
               Kansas City, MO
   C
               Legg Mason Wood Walker, Inc.          100%
               Baltimore, MD

Technology
   Investor
               Charles Schwab & Co., Inc.            9%
               San Francisco, CA
   Advisor
               National Inv Svcs Corp                99%
               New York, NY

   Institutional
               Trustees of American Century          61%
               Profit Sharing & 401K
               Savings Plan & Trust
               Kansas City, MO
               American Century Investment           19%
               Management, Inc.
               Kansas City, MO
               UMB Trustee American Century          10%
               Executive Deferred
               Compensation Plan & Trust
               Kansas City, MO
--------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American Century World Mutual Funds, Inc. As of
March 3, 2003, the officers and directors of the funds,  as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.

ACIM, ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr., Chairman of
ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in the Prospectuses under the heading Management.

For services  provided to each fund, the advisor receives a monthly fee based on a  percentage  of the  average  net assets of the fund.  The funds  (except  for
International Opportunities) have a stepped fee structure, as follows:

Fund                           Class                 Percentage of Net Assets
----                           -----                 ------------------------
Global Growth                  Investor and C        1.30% of first $1 billion
                                                     1.15% of the next $1 billion
                                                     1.05% over $2 billion
                               Institutional         1.10% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion
                               Advisor               1.05% of first $1 billion
                                                     0.90% of the next $1 billion
                                                     0.80% over $2 billion

International Growth           Investor, A, B, C     1.50% of first $1 billion
                               and R                 1.20% of the next $1 billion
                                                     1.10% over $2 billion
                               Institutional         1.30 of first $1 billion
                                                     1.00% of the next $1 billion
                                                     0.90% over $2 billion
                               Advisor               1.25% of first $1 billion
                                                     0.95% of the next $1 billion
                                                     0.85% over $2 billion

International Opportunities    Investor              2.00%
                               Institutional         1.80%

International Discovery        Investor              1.75% of first $500 million
                                                     1.40% of the next $500 million
                                                     1.20% over $1 billion
                               Institutional         1.55% of first $500 million
                                                     1.20% of the next $500 million
                                                     1.00% over $1 billion
                               Advisor               1.50% of first $500 million
                                                     1.15% of the next $500 million
                                                     0.95% over $1 billion

Fund                           Class                 Percentage of Net Assets
----                           -----                 ------------------------
Emerging Markets               Investor and C        2.00% of first $500 million
                                                     1.50% of the next $500 million
                                                     1.25% over $1 billion
                               Institutional         1.80% of first $500 million
                                                     1.30% of the next $500 million
                                                     1.05% over $1 billion
                               Advisor               1.75% of first $500 million
                                                     1.25% of the next $500 million
                                                     1.00% over $1 billion

Life Sciences                  Investor and C        1.50% of first $1 billion
                                                     1.30% over $1 billion
                               Institutional         1.30% of first $1 billion
                                                     1.10% over $1 billion
                               Advisor               1.25% of first $1 billion
                                                     1.05% over $1 billion

Technology                     Investor and C        1.50% of first $1 billion
                                                     1.30% over $1 billion
                               Institutional         1.30% of first $1 billion
                                                     1.10% over $1 billion
                               Advisor               1.25% of first $1 billion
                                                     1.05% over $1 billion

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the  previous  month and the  denominator  of which is 365
(366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, directors and employees may engage in other business, render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2002,  2001 and 2000,  are indicated in the following  table.
New classes of the funds did not pay anything during these periods.

Unified Management Fees

Fund/Class                       2002                   2001                 2000

--------------------------------------------------------------------------------------------------
Global Growth
   Investor                   $3,187,939             $4,409,433           $5,741,938
   Advisor                        $6,611                $14,035               $4,080
   Institutional                 $39,684                $50,816              $20,132
   C(1)                             $202                    N/A                  N/A

--------------------------------------------------------------------------------------------------
International Growth
   Investor                  $36,212,774            $47,929,083          $57,685,724
   Advisor                    $2,067,549             $1,984,980           $1,278,364
   Institutional              $3,208,175             $3,637,748           $3,276,463
   C(1)                           $8,983                   $380                  N/A

--------------------------------------------------------------------------------------------------
International Opportunities
   Investor(2)                  $342,956                $53,982                  N/A
   Institutional(3)                  N/A                    N/A                  N/A

--------------------------------------------------------------------------------------------------
International Discovery
   Investor                  $14,754,334            $18,537,181          $27,823,372
   Advisor                        $2,938                 $4,756               $5,540
   Institutional              $2,256,919             $2,965,328           $3,568,981

1 The inception  dates for the C Class are:  Global  Growth,  March 1, 2002; and
  International Growth, June 4, 2001.

2 The inception date for the Investor Class is June 1, 2001.

3 The  class  had no  assets  as of the  end of the  most  recent  fiscal  year.
  Therefore, the class paid no management fees.

Unified Management Fees

Fund/Class                         2002                  2001                2000

--------------------------------------------------------------------------------------------------
Emerging Markets
   Investor                     $1,983,488           $1,703,333           $2,439,641
   Advisor                         $22,870               $7,337               $6,159
   Institutional                  $353,006             $369,360             $558,475
   C(1)                               $675                  N/A                  N/A

--------------------------------------------------------------------------------------------------
Life Sciences
   Investor                     $2,897,187           $3,461,223           $1,251,383
   Advisor(2)                         $281                 $429                  N/A
   Institutional(3)                $51,125              $49,947                  N/A
   C(1)                                $89                  N/A                  N/A

--------------------------------------------------------------------------------------------------
Technology
   Investor                     $2,150,160           $2,875,138           $1,494,281
   Advisor(2)                         $244                 $502                  N/A
   Institutional(3)               $112,155             $118,407                  N/A
   C(4)                                N/A                  N/A                  N/A

1 The inception dates for the C Class are: Emerging Markets,  December 18, 2001;
  and Life Sciences, November 29, 2001.

2 The inception  dates for the Advisor Class are:  Life  Sciences,  November 14,
  2000; and Technology, June 30, 2000.

3 The inception dates for the Institutional  Class are: Life Sciences,  July 17,
  2000; and Technology, July 14, 2000.

4 The  class  had no  assets  as of the  end of the  most  recent  fiscal  year.
  Therefore, the class paid no management fees.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  acts as  transfer  agent and  dividend-paying  agent for the  funds.  It provides physical facilities,  computer hardware and software and personnel, for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC for these services.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer.  The distributor is a wholly owned subsidiary of ACC and its principal  business address is 4500 Main Street,  Kansas City,  Missouri
64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

Custodian Banks

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the funds' assets.  The  custodians  take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds.  The funds,  however,  may invest in certain obligations of the custodians and may purchase or sell certain  securities  from or to the custodians.

Independent Auditors

Deloitte & Touche LLP is the  independent  auditor of the funds.  The address of
Deloitte & Touche LLP is 1010 Grand Boulevard,  Kansas City,  Missouri 64106. As
the independent  auditor of the funds,  Deloitte & Touche LLP provides  services including:

(1)  auditing the annual financial statements for each fund,
(2)  assisting and consulting in connection with SEC filings and
(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting brokers.

The advisor receives  statistical and other information and services,  including research,  without  cost from brokers and dealers.  The advisor  evaluates  such information and services,  together with all other information that it may have, in  supervising  and  managing  the  investments  of  the  funds.  Because  such information  and services  may vary in amount,  quality and  reliability,  their influence in selecting brokers varies from none to very substantial. The advisor intends to continue to place some of the funds'  brokerage  business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services  required to be  performed by the advisor.  The advisor does not utilize brokers that provide such information and  services  for the purpose of reducing  the  expense of  providing  required services to the funds.

In the years ended November 30, 2002,  2001 and 2000, the brokerage  commissions of each fund were:

Fund                               2002                 2001                2000
----                               ----                 ----                ----
Global Growth                    $1,831,436         $2,049,860           $1,318,821
International Growth            $24,621,894        $24,507,458          $17,386,139
International Opportunities(1)     $251,581            $51,577                  N/A
International Discovery         $10,287,829        $10,869,763           $9,769,805
Emerging Markets                 $3,040,810         $2,175,405             $814,884
Life Sciences                      $616,359           $563,813             $220,389
Technology                         $639,974           $725,770             $186,153

1 Commenced operations June 1, 2001.

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions,  because of the value of the brokerage and research  services  provided by the broker.  Research services furnished by brokers through whom the funds effect  securities  transactions may be used by the  advisor  in  servicing  all of its  accounts,  and not all  such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting
rights  are  not  cumulative,   so  investors  holding  more  than  50%  of  the
corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of your  investment.  The election of directors is determined by the votes received from all the corporation's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  assets  belonging  to each  series of  shares  are held  separately  by the custodian and the shares of each series  represent a beneficial  interest in the principal,  earnings and profit (or losses) of investment  and other assets held for each  series.  Your rights as a  shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have  equal  redemption  rights.  Each  share,  when  issued,  is fully paid and non-assessable.

In the event of complete  liquidation or dissolution of the funds,  shareholders of each series or class of shares will be entitled to receive,  pro rata, all of the assets less the liabilities of that series or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and  other  retirement  plans.  The total  management  fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not  interested  persons  of the funds  [as  defined  in the  Investment
Company Act],  hereafter  referred to as the independent  directors)  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1,  information with respect to revenues and expenses  under the Plans is presented to the Board
of  Directors   quarterly  for  its   consideration   in  connection   with  its
deliberations as to the continuance of the Plans.  Continuance of the Plans must be approved by the Board of Directors  (including a majority of the  independent directors)  annually.  The  Plans  may be  amended  by a vote  of the  Board  of
Directors (including a majority of the independent  directors),  except that the
Plans may not be  amended  to  materially  increase  the  amount to be spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent  directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As  described  in the  Prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares. The A Class had not been offered as of November 30,  2002,  and  therefore no fees have been paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B Class Plan

As  described  in the  Prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the B Class shares. The B Class had not been offered as of November 30,  2002,  and  therefore no fees have been paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C Class Plan

As  described  in the  Prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average daily net asset value of the C Class shares.  During the fiscal year ended November 30, 2002, the aggregate amount of fees paid under the
C Class plan was International Growth,  $7,175,  Emerging Markets,  $338, Global
Growth, $156, and Life Sciences, $60.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R Class Plan

As  described  in the  Prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the Advisor, as paying agent for the fund, a fee equal to 0.50%
annually of the average daily net asset value of the R Class  shares,  which may be paid for shareholder  distribution  services, as described below. The R Class had not been offered as of November 30,  2002,  and  therefore no fees have been paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

Advisor Class Plan

As  described  in the  Prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons  purchasing  through  financial   intermediaries,   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries  with respect to the sale of the funds'  shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary  for Advisor  Class shareholders. In addition to such services, the financial intermediaries provide various distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
advisor has reduced its  management  fee by 0.25% per annum with  respect to the
Advisor  Class shares and the funds' Board of Directors  has adopted the Advisor
Class  Plan.  Pursuant to the Advisor  Class  Plan,  the Advisor  Class pays the distributor a fee of 0.50%  annually of the aggregate  average daily asset value of the  funds'  Advisor  Class  shares,  0.25% of which is paid for  shareholder services (described below) and 0.25% of which is paid for distribution services.
During the fiscal year ended  November 30, 2002,  the  aggregate  amount of fees paid under the Advisor Class Plan was:

     Global Growth                       $3,128
     International Discovery             $1,150
     International Growth            $1,035,762
     Emerging Markets                    $6,530
     Life Sciences                         $112
     Technology                             $98

Payments may be made for a variety of shareholder services,  including,  but are not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that utilize the funds as underlying  investment  media) of shares and  placing  purchase,  exchange  and  redemption  orders  with the funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing  subaccounting  with  respect  to  shares  beneficially  owned by customers  of third  parties  or  providing  the  information  to a fund as necessary for such subaccounting;

(i)  preparing and forwarding  investor  communications  from the funds (such as proxies,  shareholder reports,  annual and semi-annual financial statements and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and

(k)  paying service fees for the provision of personal,  continuing  services to the shareholders as contemplated by the Rules of Fair Practice of the NASD.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended  November 30,  2002,  the amount of fees paid under the Advisor Class Plan for shareholder services was:

     Global Growth                       $1,564
     International Discovery               $575
     International Growth              $517,881
     Emerging Markets                    $3,265
     Life Sciences                          $56
     Technology                             $49

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to

(a)  the payment of sales  commissions,  on going commissions and other payments to brokers,  dealers,  financial  institutions  or others who sell  Advisor
     Class shares pursuant to Selling Agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal,  continuing  services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

During the fiscal year ended  November 30,  2002,  the amount of fees paid under the Advisor Class Plan for distribution services was:

     Global Growth                       $1,564
     International Discovery               $575
     International Growth              $517,881
     Emerging Markets                    $3,265
     Life Sciences                          $56
     Technology                             $49

Sales Charges

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases  by  registered  representatives  and other  employees  of  certain financial  intermediaries  (and their immediate  family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial  intermediaries who have entered into agreements with American Century

*  Purchases  by current and  retired  employees  of American  Century and their immediate  family  members  (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including  but not  limited to current or  retired  directors,  trustees  and officers of funds managed by the advisor and trusts and qualified  retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.  Shares of the A, B and C Classes are subject to a contingent  deferred sales charge upon  redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

Shares  of the A and B  Classes  of the funds  have not been  offered  as of the fiscal year ended  November 30, 2002. No contingent  deferred sales charges were paid to the  Distributor  for C Class shares for the fiscal year ended  November
30, 2002.

Dealer Concessions

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount                                      Dealer Concession
---------------                                      -----------------
less than $50,000                                    5.00%
$50,000 - $99,999                                    4.00%
$100,000 - $249,999                                  3.25%
$250,000 - $499,999                                  2.00%
$500,000 - $999,999                                  1.75%
$1,000,000 - $3,999,999                              1.00%
$4,000,000 - $9,999,999                              0.50%
greater than $10,000,000                             0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 13 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs, if any. After the first 13 months,  the distributor  will make the C Class  distribution  and  individual  shareholder  services  fee  payments described above to the financial  intermediaries  involved on a quarterly basis.
In  addition,  B and C  Class  purchases  and A  Class  purchases  greater  than
$1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  Prospectuses  and in  Your  Guide  to  American  Century  Services.  The
Prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5%) = $5.26.

Each fund's net asset value (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the  Exchange),  each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The Exchange typically  observes the following  holidays:  New Year's Day, Martin Luther King
Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day, Labor
Day,  Thanksgiving  Day and  Christmas  Day.  Although the funds expect the same holiday  schedule  to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted.  Portfolio  securities  primarily traded on foreign  securities exchanges  are  generally  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily  traded or as of the close of the New
York Stock  Exchange,  if that is earlier.  That value is then converted to U.S.
dollars at the prevailing  foreign exchange rate. If no sale is reported,  or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price,  or the official  close price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Directors.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium,  unless the directors determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was  established  but before the net asset value per share was  determined  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

TAXES

Federal Income Tax

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital  gains  (if  any) to  shareholders.  If a fund  fails  to  qualify  as a regulated  investment  company,  it  will be  liable  for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the funds in the same  manner in which they were realized by the funds.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income.  Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends  received deduction to the extent that the fund held those shares for more than 45 days.  Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds.  If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments  by  non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's  total assets at the end of its fiscal year consists of securities  of foreign  corporations,  the fund may qualify for and make an election  with the  Internal  Revenue  Service  with respect to such fiscal year so that fund  shareholders may be able to claim a foreign tax credit in lieu of a deduction  for foreign  income  taxes paid by the fund.  If such an election is made,  the foreign  taxes paid by the fund will be treated as income received by you.  In order for you to utilize  the foreign tax credit,  you must have held your shares for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend  date for the mutual fund shares.  The mutual fund must  meet  a  similar  holding  period  requirement  with  respect  to  foreign securities to which a dividend is  attributable.  Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings  will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders.  In the  alternative,  the fund may elect to recognize  cumulative gains on such  investments  as of the last day of its fiscal year and distribute them to shareholders.  Any distribution  attributable to a PFIC is characterized as ordinary income.

As of November 30, 2002, the funds in the table below had the following  capital loss  carryovers.  When a fund has a capital  loss  carryover,  it does not make capital gains distributions until the loss has been offset or expired.

Fund                                     Capital Loss Carryover
----                                     ----------------------
International Growth                     $1,518,407,105 (expiring in 2009 through 2010)
International Discovery                  $150,147,704 (expiring in 2009 through 2010)
Emerging Markets                         $37,434,597 (expiring in 2009 through 2010)
Global Growth                            $108,994,495 (expiring in 2009 through 2010)
International Opportunities              $3,397,388 (expiring in 2009 through 2010)
Life Sciences                            $64,222,705 (expiring in 2009 through 2010)
Technology                               $272,930,689 (expiring in 2008 through 2010)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you will  generally  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such  distributions  in your state.  The information  above is only a summary of some of the tax considerations  affecting the funds and their  shareholders.  No attempt has been made to discuss  individual  tax  consequences.  A  prospective investor  should  consult  with his or her tax  advisors  or state or local  tax authorities to determine whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote  performance in various ways. Fund  performance may be shown by presenting one or more performance  measurements,  including cumulative total return, average annual total return or yield.

All performance  information advertised by the funds is historical in nature and is not  intended to represent or  guarantee  future  results.  The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated  period,  including  periods  other  than one,  five and 10 years.
Average annual and  cumulative  total returns may be quoted as percentages or as dollar  amounts  and may be  calculated  for a single  investment,  a series  of investments,  or a series of redemptions over any time period. Total returns may be broken down into  components of income and capital  (including  capital gains and changes in share price) to illustrate the  relationship of these factors and their contributions to total return.

The tables below show the average  annual total returns for the various  classes of the funds  calculated  three  different  ways.  As new  classes,  performance information for the A and B Classes of International  Growth is not available as of the fiscal year end. Return Before Taxes shows the actual change in the value of the fund shares over the time periods shown,  but does not reflect the impact of taxes on fund  distributions  or the sale of fund shares.  The two  after-tax returns  take into  account  taxes that may be  associated  with owning the fund shares.  Return After Taxes on  Distributions  is a fund's  actual  performance, adjusted  by the effect of taxes on  distributions  made by the fund  during the periods shown.

Return  After  Taxes on  Distributions  and the Sale of Fund  Shares is  further adjusted  to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Average Annual Total Returns - Investor Class
(Periods Ended November 30, 2002)

                                        1         5         10      From        Inception
Fund                                  year      years     years     Inception   Date

--------------------------------------------------------------------------------------------------
Global Growth                                                                   12/01/1998
Return Before Taxes                  -12.78%     N/A       N/A      4.84%
Return After Taxes on Distributions  -12.78%     N/A       N/A      3.91%
Return After Taxes on Distributions
   and Sale of Fund Shares            -7.85%     N/A       N/A      3.80%

--------------------------------------------------------------------------------------------------
International Growth                                                            05/09/1991
Return Before Taxes                  -14.54%     1.11%     8.02%    8.09%
Return After Taxes on Distributions  -14.58%    -0.81%     6.10%    N/A
Return After Taxes on Distributions
   and Sale of Fund Shares            -8.81%     0.76%     6.20%    N/A

--------------------------------------------------------------------------------------------------
International Opportunities                                                     06/01/2001
Return Before Taxes                   -2.87%     N/A       N/A     -3.64%
Return After Taxes on Distributions   -2.87%     N/A       N/A     -3.64%
Return After Taxes on Distributions
   and Sale of Fund Shares            -1.77%     N/A       N/A     -2.91%

--------------------------------------------------------------------------------------------------
International Discovery                                                         04/01/1994
Return Before Taxes                   -8.00%     6.56%     N/A     11.02%
Return After Taxes on Distributions   -8.00%     5.41%     N/A     10.13%
Return After Taxes on Distributions
   and Sale of Fund Shares            -4.91%     5.35%     N/A      9.27%

--------------------------------------------------------------------------------------------------
Emerging Markets                                                                09/30/1997
Return Before Taxes                  -10.86%    -2.04%    N/A      -5.45%
Return After Taxes on Distributions  -10.86%    -2.18%    N/A      -5.58%
Return After Taxes on Distributions
   and Sale of Fund Shares            -6.67%    -1.59%    N/A      -4.22%

--------------------------------------------------------------------------------------------------
Life Sciences                                                                   06/30/2000
Return Before Taxes                  -27.31%     N/A      N/A      -12.38%
Return After Taxes on Distributions  -27.31%     N/A      N/A      -12.74%
Return After Taxes on Distributions
   and Sale of Fund Shares           -16.77%     N/A      N/A      -9.83%

--------------------------------------------------------------------------------------------------
Technology                                                                      06/30/2000
Return Before Taxes                  -31.10%     N/A      N/A      -40.26%
Return After Taxes on Distributions  -31.10%     N/A      N/A      -40.24%
Return After Taxes on Distributions
   and Sale of Fund Shares           -19.10%     N/A      N/A      -29.44%

Average Annual Total Returns - Institutional Class
(Periods Ended November 30, 2002)

Fund                                1 year      5 years    From Inception    Inception Date
--------------------------------------------------------------------------------------------------
Global Growth                                                                08/01/2000
Return Before Taxes                 -12.60%     N/A        -19.68%
Return After Taxes on Distributions -12.60%     N/A        -20.38%
Return After Taxes on Distributions
   and Sale of Fund Shares          -7.74%      N/A        -15.24%
--------------------------------------------------------------------------------------------------
International Growth                                                         11/20/1997
Return Before Taxes                 -14.33%     1.34%        1.24%
Return After Taxes on Distributions -14.43%    -0.65%      -0.73%
Return After Taxes on Distributions
   and Sale of Fund Shares           -8.67%     0.91%        0.83%

Average Annual Total Returns - Institutional Class
(Periods Ended November 30, 2002)

Fund                                1 year        5 years      From Inception   Inception Date
--------------------------------------------------------------------------------------------------
International Discovery                                                         01/02/1998
Return Before Taxes                 -7.76%        N/A          6.54%
Return After Taxes on Distributions -7.76%        N/A          5.75%
Return After Taxes on Distributions
   and Sale of Fund Shares          -4.77%        N/A          5.52%

--------------------------------------------------------------------------------------------------
Emerging Markets                                                                01/28/1999
Return Before Taxes                 -10.78%       N/A          2.83%
Return After Taxes on Distributions -10.78%       N/A          2.64%
Return After Taxes on Distributions
   and Sale of Fund Shares          -6.62%        N/A          2.33%

--------------------------------------------------------------------------------------------------
Life Sciences                                                                   07/17/2000
Return Before Taxes                 -27.20%       N/A        -14.26%
Return After Taxes on Distributions -27.20%       N/A        -14.61%
Return After Taxes on Distributions
   and Sale of Fund Shares          -16.70%       N/A        -11.27%

--------------------------------------------------------------------------------------------------
Technology                                                                      07/14/2000
Return Before Taxes                 -30.95%       N/A        -43.09%
Return After Taxes on Distributions -30.95%       N/A        -43.08%
Return After Taxes on Distributions
   and Sale of Fund Shares          -19.01%       N/A        -31.30%

Average Annual Total Returns - Advisor Class
(Periods Ended November 30, 2002)

Fund                                1 year      5 years      From Inception     Inception Date

--------------------------------------------------------------------------------------------------
Global Growth                                                                   02/05/1999
Return Before Taxes                 -12.99%      N/A          1.84%
Return After Taxes on Distribution  -12.99%      N/A          0.94%
Return After Taxes on Distributions
   and Sale of Fund Shares           -7.97%      N/A          1.37%

--------------------------------------------------------------------------------------------------
International Growth                                                            10/02/1996
Return Before Taxes                 -14.81%      0.84%        4.03%
Return After Taxes on Distributions -14.76%     -0.99%        1.92%
Return After Taxes on Distributions
   and Sale of Fund Shares           -8.98%      0.59%        2.94%

--------------------------------------------------------------------------------------------------
International Discovery                                                         04/28/1998
Return Before Taxes                  -8.16%       N/A          1.75%
Return After Taxes on Distributions  -8.16%       N/A          0.97%
Return After Taxes on Distributions
   and Sale of Fund Shares           -5.01%       N/A          1.59%

--------------------------------------------------------------------------------------------------
Emerging Markets                                                                05/12/1999
Return Before Taxes                 -11.17%      N/A          -4.92%
Return After Taxes on Distributions -11.17%      N/A          -5.10%
Return After Taxes on Distributions
   and Sale of Fund Shares           -6.86%      N/A          -3.83%

Average Annual Total Returns - Advisor Class
(Periods Ended November 30, 2002)

Fund                                1 year      5 years    From Inception   Inception Date

--------------------------------------------------------------------------------------------------
Life Sciences                                                               11/14/2000
Return Before Taxes                 -27.78%     N/A        -18.58%
Return After Taxes on Distributions -27.78%     N/A        -18.97%
Return After Taxes on Distributions
   and Sale of Fund Shares          -17.06%     N/A        -14.65%

--------------------------------------------------------------------------------------------------
Technology                                                                   06/30/2000
Return Before Taxes                 -31.25%     N/A        -40.43%
Return After Taxes on Distributions -31.25%     N/A        -40.42%
Return After Taxes on Distributions
   and Sale of Fund Shares          -19.19%     N/A        -29.55%

Average Annual Total Returns - C Class(1)
(Periods Ended November 30, 2002)

Fund                                  1 year        From Inception    Inception Date

--------------------------------------------------------------------------------------------------
Global Growth                                                         03/01/2002
Return Before Taxes                   N/A           -13.74%
Return After Taxes on Distributions   N/A           -13.74%
Return After Taxes on Distributions
   and Sale of Fund Shares            N/A            -8.43%

--------------------------------------------------------------------------------------------------
International Growth                                                  06/04/2001
Return Before Taxes                   -16.45%       -19.85%
Return After Taxes on Distributions   -16.45%       -19.85%
Return After Taxes on Distributions
   and Sale of Fund Shares            -10.10%       -15.69%

--------------------------------------------------------------------------------------------------
Emerging Markets                                                      12/18/2001
Return Before Taxes                   N/A           -16.41%
Return After Taxes on Distributions   N/A           -16.41%
Return After Taxes on Distributions
   and Sale of Fund Shares            N/A           -10.08%

--------------------------------------------------------------------------------------------------
Life Sciences                                                         11/29/2001
Return Before Taxes                   -29.05%       -29.00%
Return After Taxes on Distributions   -29.05%       -29.00%
Return After Taxes on Distributions
   and Sale of Fund Shares            -17.84%       -23.20%

1 Returns reflect the deduction of a CDSC, incurred only if shares were redeemed within the first 18 months after  purchase.  Effective  February 3, 2003,  the
  CDSC applies only to shares redeemed during the first year after purchase.

Performance Comparisons

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indexes of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to, U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for  AAA-rated  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

Permissible Advertising Information

From  time to  time,  the  funds  may,  in  addition  to any  other  permissible information,  include the  following  types of  information  in  advertisements, supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement such discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials describing the experience of persons that have invested in one or more of the funds.

The  funds  may also  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

Multiple Class Performance Advertising

Pursuant to the  Multiple  Class Plans,  the  corporation  may issue  additional classes of existing funds or introduce new funds with multiple classes available for  purchase.  To the  extent a new  class is added to an  existing  fund,  the managers may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical  performance  information of the original class of shares.  When quoting  performance  information  for a new class of shares for periods prior to the first full quarter after inception, the original class'  performance will be restated to reflect the expenses of the new class and for  periods  after the first full  quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been audited by Deloitte & Touche
LLP, independent auditors. Their Independent Auditors' Reports and the financial statements  included  in the funds'  Annual  Reports  for the fiscal  year ended
November 30, 2002, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  Prospectus and in this SAI, some of the funds may invest in fixed-income  securities.  Those  investments,  however,  are subject to certain credit  quality  restrictions  as noted in the  Prospectus.  The  following is a summary  of the  rating  categories  referenced  in the  Prospectus.  Ratings of
Corporate Debt Securities

Standard & Poor's

AAA      This is the highest  rating  assigned by S&P to a debt  obligation.  It indicates  an  extremely  strong  capacity  to pay  interest  and repay principal.

AA       Debt  rated  in this  category  is  considered  to  have a very  strong capacity  to pay  interest  and repay  principal.  It differs  from the highest-rated obligations only in small degree.

A        Debt rated A has a strong capacity to pay interest and repay principal, although  it is somewhat  more  susceptible  to the adverse  effects of
         changes  in  circumstances   and  economic   conditions  than  debt  in
         higher-rated categories.

BBB      Debt rated in this category is regarded as having an adequate  capacity to pay  interest  and  repay  principal.  While  it  normally  exhibits adequate protection parameters, adverse economic conditions or changing circumstances  are more  likely to lead to a weakened  capacity  to pay interest  and  repay  principal  for  debt  in  this  category  than in higher-rated  categories.  Debt rated  below BBB is  regarded as having significant speculative characteristics.

BB       Debt rated in this category has less near-term vulnerability to default
         than  other  speculative  issues.   However,  it  faces  major  ongoing
         uncertainties or exposure to adverse business,  financial,  or economic conditions  that  could  lead to  inadequate  capacity  to meet  timely interest and  principal  payments.  The BB rating also is used for debt subordinated  to senior  debt that is assigned an actual or implied BBB rating.

B        Debt rated in this  category  is more  vulnerable  to  nonpayment  than obligations  rated 'BB', but currently has the capacity to pay interest
         and  repay  principal.   Adverse  business,   financial,   or  economic
         conditions will likely impair the obligor's  capacity or willingness to pay interest and repay principal.

CCC      Debt rated in this category is currently  vulnerable to nonpayment  and
         is  dependent  upon  favorable   business,   financial,   and  economic
         conditions  to  meet  timely  payment  of  interest  and  repayment  of principal.  In the event of adverse  business,  financial,  or economic conditions,  it is not likely to have the  capacity to pay interest and repay  principal.  The CCC  rating  category  is  also  used  for  debt subordinated  to senior debt that is assigned an actual or implied B or
         B- rating.

CC       Debt  rated  in  this  category  is  currently  highly   vulnerable  to
         nonpayment.  This rating category is also applied to debt  subordinated to senior debt that is assigned an actual or implied CCC rating.

C        The rating C typically is applied to debt  subordinated to senior debt, and is  currently  highly  vulnerable  to  nonpayment  of interest  and principal.  This  rating  may be used  to  cover  a  situation  where a bankruptcy  petition has been filed or similar  action taken,  but debt service payments are being continued.

D        Debt rated in this  category  is in  default.  This rating is used when interest payments or principal  repayments are not made on the date due even if the  applicable  grace  period  has  not  expired,  unless  S&P believes that such  payments will be made during such grace period.  It also will be used  upon the  filing of a  bankruptcy  petition  for the taking of a similar action if debt service payments are jeopardized.

Moody's Investors Service, Inc.

Aaa      This is the highest rating assigned by Moody's to a debt obligation. It indicates  an  extremely  strong  capacity  to pay  interest  and repay principal.

Aa       Debt  rated  in this  category  is  considered  to  have a very  strong capacity to pay  interest  and repay  principal  and  differs  from Aaa issues only in a small  degree.  Together  with Aaa debt,  it comprises what are generally known as high-grade bonds.

A        Debt  rated  in  this  category  possesses  many  favorable  investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay  principal are considered  adequate, it is somewhat more  susceptible  to the adverse  effects of changes in
         circumstances  and  economic   conditions  than  debt  in  higher-rated
         categories.

Baa      Debt rated in this category is considered as  medium-grade  debt having an adequate  capacity to pay  interest  and repay  principal.  While it normally  exhibits  adequate  protection  parameters,  adverse economic conditions  or  changing  circumstances  are more  likely  to lead to a weakened  capacity to pay interest and repay principal for debt in this category  than in  higher-rated  categories.  Debt  rated  below Baa is regarded as having significant speculative characteristics.

Ba       Debt rated Ba has less  near-term  vulnerability  to default than other speculative issues.  However,  it faces major ongoing  uncertainties or exposure to adverse  business,  financial or economic  conditions  that could lead to inadequate capacity to meet timely interest and principal payments.  Often the protection of interest and principal  payments may be very moderate.

B        Debt rated B has a greater  vulnerability to default, but currently has the capacity to meet financial  commitments.  Assurance of interest and principal  payments or of  maintenance  of other terms of the  contract over any long  period of time may be small.  The B rating  category  is also used for debt  subordinated  to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa      Debt  rated  Caa is of  poor  standing,  has a  currently  identifiable vulnerability  to default,  and is dependent upon  favorable  business, financial and economic  conditions  to meet timely  payment of interest and repayment of principal. In the event of adverse business, financial or economic  conditions,  it is not likely to have the  capacity to pay interest  and repay  principal.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest.  The Caa rating is also used for debt  subordinated to senior debt that is assigned an actual or implies B or B3 rating.

Ca       Debt rated in this category represent  obligations that are speculative in a high  degree.  Such debt is often in default  or has other  marked shortcomings.

C        This is the lowest rating assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor  prospects of attaining  investment standing.

Fitch, Inc.

AAA      Debt rated in this category has the lowest  expectation of credit risk.
         Capacity for timely payment of financial  commitments is  exceptionally strong and highly  unlikely to be  adversely  affected  by  foreseeable events.

AA       Debt rated in this category has a very low  expectation of credit risk.
         Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.

A        Debt  rated in this  category  has a low  expectation  of credit  risk.
         Capacity for timely payment of financial commitments is strong, but may
         be  more  vulnerable  to  changes  in   circumstances  or  in  economic
         conditions than debt rated in higher categories.

BBB      Debt rated in this category  currently has a low  expectation of credit
         risk  and  an  adequate   capacity  for  timely  payment  of  financial
         commitments.  However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

BB       Debt rated in this  category has a  possibility  of  developing  credit risk,  particularly as the result of adverse economic change over time.
         However,  business or financial  alternatives may be available to allow financial  commitments to be met. Securities rated in this category are not investment grade.

B        Debt rated in this category has significant  credit risk, but a limited margin of safety  remains.  Financial  commitments  currently are being met, but capacity for  continued  debt service  payments is  contingent upon a sustained, favorable business and economic environment.

Fitch, Inc.

CCC,        Debt rated in these  categories has a real  possibility for default.
CC,         Capacity  for  meeting  financial  commitments  depends  solely upon
C           sustained,  favorable business or economic developments. A CC rating indicates  that  default of some kind appears  probable;  a C rating signals imminent default.

DDD,        The  ratings  of  obligations  in this  category  are based on their
DD,         prospects for achieving partial or full recovery in a reorganization
D           or liquidation of the obligor.  While expected  recovery  values are highly  speculative and cannot be estimated with any precision,  the following serve as general  guidelines.  'DDD'  obligations have the highest  potential  for  recovery,  around 90%- 100% of  outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest  recovery  potential,  i.e., below 50%.

            Entities  rated in this  category  have  defaulted on some or all of their  obligations.  Entities rated 'DDD' have the highest  prospect for resumption of performance or continued operation with or without a formal  reorganization  process.  Entities  rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process;
            those  rated 'DD' are  likely to  satisfy a higher  portion of their outstanding  obligations,  while  entities  rated  'D'  have  a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical  modifiers (1,2,3) to designate  relative standing within its major bond rating categories.

Commercial Paper Ratings

S&P         Moody's        Description
---         -------        -----------
A-1         Prime-1        This indicates that the degree of safety regarding timely payment
            (P-1)          is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2         Prime-2        Capacity for timely payment on commercial paper is satisfactory,
            (P-2)          but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3         Prime-3        Satisfactory capacity for timely repayment. Issues that carry this
            (P-3)          rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
Note Ratings

S&P     Moody's          Description
---     -------          -----------
SP-1    MIG-1; VMIG-1    Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2    MIG-2; VMIG-2    Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3    MIG-3; VMIG-3    Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4    Notes are of adequate quality carrying specific risk but having protection and not distinctly or predominantly speculative.

NOTES

More information about the funds is contained in these documents

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can  receive a free  copy of the  annual  and  semiannual  reports,  and ask questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary
You can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission (SEC).

The SEC charges a duplicating fee to provide copies of this information.
In person           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

On the Internet     * EDGAR database at www.sec.gov
                    * By email request at publicinfo@sec.gov

By mail             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

American Century Investments
P.O. Box 419200
Kansas City, Missouri 64141-6200

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

www.americancentury.com

Fax
816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business; Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533

SH-SAI-34922 0309

PART C    OTHER INFORMATION

ITEM 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

(a)       (1) Articles of  Incorporation  of Twentieth  Century World Investors,
          Inc., dated December 27, 1990 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  August  10,  1993  (filed   electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  November  8,  1993  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  April  24,  1995  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 6 to the  Registration  Statement of the
          Registrant on March 29, 1996, File No. 33-39242).

          (5) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated   March  11,  1996  filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 7 to the  Registration  Statement of the
          Registrant on June 13, 1996, File No. 33-9242).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
          dated  September  9,  1996  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 9 to the  Registration  Statement of the
          Registrant on March 30, 1998, File No. 33-39242).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
          dated  December  2,  1996  (filed  electronically  as  an  Exhibit  to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc.,  dated December 2, 1996 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 8 to the  Registration  Statement of the
          Registrant on March 31, 1997, File No. 33-39242).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
          Inc., dated November 13, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 12 to the Registration  Statement of the
          Registrant on November 13, 1998, File No. 33-39242).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated February 16, 1999 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 22,  2000  (filed  electronically  as an  Exhibit  to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc., dated October 18, 2000 (filed  electronically  as Exhibit a12 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated  March 5, 2001  (filed  electronically  as Exhibit a13 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated May 21,  2001  (filed  electronically  as Exhibit  a14 to
          Post-Effective  Amendment No. 25 to the Registration  Statement of the
          Registrant on March 28, 2002, File No. 33-39242).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc.,  dated June 14,  2002  (filed  electronically  as Exhibit a15 to
          Post-Effective  Amendment No. 27 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 33-39242).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
          Inc. (to be filed by amendment)

(b)       (1)  By-Laws  of  Twentieth  Century  World  Investors,   Inc.  (filed
          electronically as Exhibit b1 to Post-Effective  Amendment No. 6 to the
          Registration  Statement of the Registrant on March 29, 1996,  File No.
          33-39242).

          (2) Amendment to the By-Laws of American  Century Mutual Funds,  Inc.,
          American  Century Capital  Portfolios,  Inc.,  American  Century World
          Mutual Funds, Inc. and American Century  Strategic Asset  Allocations,
          Inc. (filed electronically as Exhibit b2b to Post-Effective  Amendment
          No.  9 to the  Registration  Statement  of  American  Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

(c)       Registrant hereby incorporates by reference, as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth, and Article
          Ninth of Registrant's Articles of Incorporation,  appearing as Exhibit
          (a)(1)  to  Post-  Effective  Amendment  No.  6 on  Form  N-1A  of the
          Registrant,  and Article Fifth of Registrant's  Articles of Amendment,
          appearing as Exhibit (a)(2) to Post-Effective  Amendment No. 9 on Form
          N-1A of the  Registrant,  to the  Registration  Statement on March 30,
          1998;  and  Sections  3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 24, 25, 30, 31,
          33, 39, 40, 45 and 46 of  Registrant's  By-Laws  appearing  as Exhibit
          (b)(1) to  Post-Effective  Amendment No. 6 on Form N-1A,  and Sections
          25, 30 & 31 of  Registrant's  By-Laws  appearing as Exhibit  (b)(2) to
          Post-Effective  Amendment  No.  9 on  Form  N-1A of  American  Century
          Capital Portfolios, Inc., File No. 33-64872.

(d)       (1) Management  Agreement between American Century World Mutual Funds,
          Inc. and American Century Investment Management, Inc., dated August 1,
          1997 (filed  electronically as an Exhibit to Post-Effective  Amendment
          No. 12 to the Registration Statement of the Registrant on November 13,
          1998, File No. 33-39242).

          (2) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated December 1, 1998 (filed  electronically  as an Exhibit to
          Post-Effective  Amendment No. 15 to the Registration  Statement of the
          Registrant on March 31, 1999, File No. 33-39242).

          (3) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated as of June 1, 2000 (filed  electronically as an Exhibit to
          Post-Effective  Amendment No. 19 to the Registration  Statement of the
          Registrant on May 24, 2000, File No. 33-39242).

          (4) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc.,  dated  May 1,  2001  (filed  electronically  as  Exhibit  d4 to
          Post-Effective  Amendment No. 24 to the Registration  Statement of the
          Registrant on April 19, 2001, File No. 33-39242).

          (5) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc., dated September 3, 2002 (filed  electronically  as Exhibit d5 to
          Post-Effective  Amendment No. 27 to the Registration  Statement of the
          Registrant on October 10, 2002, File No. 33-39242).

          (6) Addendum to the  Management  Agreement  between  American  Century
          World Mutual Funds, Inc. and American Century  Investment  Management,
          Inc. (to be filed by amendment).

(e)       (1) Amended  and  Restated  Distribution  Agreement  between  American
          Century  California  Tax-Free and Municipal  Funds,  American  Century
          Capital  Portfolios,  Inc.,  American Century Government Income Trust,
          American Century International Bond Funds, American Century Investment
          Trust,  American  Century  Municipal  Trust,  American  Century Mutual
          Funds,  Inc.,  American Century  Quantitative  Equity Funds,  American
          Century  Strategic Asset  Allocations,  Inc.,  American Century Target
          Maturities Trust, American Century Variable Portfolios, Inc., American
          Century  Variable  Portfolios II, Inc.,  American Century World Mutual
          Funds,  Inc. and American  Century  Investment  Services,  Inc., dated
          September   3,  2002   (filed   electronically   as   Exhibit   e1  to
          Post-Effective  Amendment  No.  35 to the  Registration  Statement  of
          American  Century  Municipal  Trust on September  30,  2002,  File No.
          2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
          between  American  Century  California  Tax-Free and Municipal  Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust,  American  Century  International  Bond Funds,  American
          Century Investment Trust,  American Century Municipal Trust,  American
          Century  Mutual Funds,  Inc.,  American  Century  Quantitative  Equity
          Funds,  American Century Strategic Asset Allocations,  Inc.,  American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc.,  American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds,  Inc. and American  Century  Investment  Services,
          Inc., dated December 31, 2002 (filed  electronically  as Exhibit e2 to
          Post-Effective  Amendment  No.  4 to  the  Registration  Statement  of
          American  Century  Variable  Portfolios II, Inc. on December 20, 2002,
          File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
          between  American  Century  California  Tax-Free and Municipal  Funds,
          American Century Capital Portfolios, Inc., American Century Government
          Income Trust,  American  Century  International  Bond Funds,  American
          Century Investment Trust,  American Century Municipal Trust,  American
          Century  Mutual Funds,  Inc.,  American  Century  Quantitative  Equity
          Funds,  American Century Strategic Asset Allocations,  Inc.,  American
          Century Target Maturities Trust, American Century Variable Portfolios,
          Inc.,  American Century Variable Portfolios II, Inc., American Century
          World Mutual Funds,  Inc. and American  Century  Investment  Services,
          Inc. (to be filed by amendment).

(f)       Not applicable.

(g)       (1) Master Agreement by and between Twentieth  Century Services,  Inc.
          and Commerce Bank, N. A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc. on February 28, 1997,
          File No. 2-14213).

          (2) Global Custody Agreement between American Century  Investments and
          The Chase Manhattan Bank,  dated August 9, 1996 (filed  electronically as Exhibit b8 to  Post-Effective  Amendment No. 31 to the Registration
          Statement of American Century  Government  Income Trust on February 7,
          1997, File No. 2-99222).

          (3) Amendment to the Global Custody Agreement between American Century
          Investments  and The Chase  Manhattan  Bank,  dated  December  9, 2000
          (filed  electronically as Exhibit g2 to Pre-Effective  Amendment No. 2
          to the Registration  Statement of American Century Variable Portfolios
          II, Inc. on January 9, 2001, File No. 333-46922).

          (4)   Supplemental   Agreement   by  and  between   American   Century
          International  Discovery Fund,  American Century Emerging Markets Fund
          and American  Century Global Growth Fund and The Chase Manhattan Bank,
          dated  July  30,   1999  (filed   electronically   as  an  Exhibit  to
          Post-Effective  Amendment No. 16 to the Registration  Statement of the
          Registrant on March 10, 2000, File No. 33-39242).

          (5) Supplemental  Agreement by and between American Century  Strategic
          Allocation  Aggressive  Fund,  American Century  Strategic  Allocation
          Moderate Fund,  American Century Global Growth Fund,  American Century
          International Growth Fund and The Chase Manhattan Bank, dated February
          1,  2000  (filed   electronically  as  Exhibit  h4  to  Post-Effective
          Amendment No. 23 to the  Registration  Statement of the  Registrant on
          March 14, 2001, File No. 33-39242).

(h)       (1) Transfer Agency Agreement by and between  Twentieth  Century World
          Investors,  Inc. and Twentieth  Century  Services,  Inc.,  dated as of
          March 1, 1991 (filed  electronically  as an Exhibit to  Post-Effective
          Amendment  No. 6 to the  Registration  Statement of the  Registrant on
          March 29, 1996, File No. 33-39242).

          (2) Credit Agreement between American Century Funds and JPMorgan Chase
          Bank, as  Administrative  Agent,  dated as of December 17, 2002 (filed electronically as Exhibit h8 to Post-Effective  Amendment No. 4 to the
          Registration  Statement of American  Century  Variable  Portfolios II,
          Inc. on December 20, 2002, File No. 333-46922).

(i)       Opinion and Consent of Counsel (filed  electronically  as Exhibit i to
          Post-Effective  Amendment No. 20 to the Registration  Statement of the
          Registrant on December 1, 2000, File No. 33-39242).

(j)       (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j2 to  Post-Effective  Amendment No. 99 to the Registration
          Statement of American Century Mutual Funds, Inc. on December 17, 2002,
          File No. 2-14213).

          (3)   Secretary's   Certificate,   dated   November  25,  2002  (filed
          electronically as Exhibit j3 to Post-Effective Amendment No. 99 to the
          Registration  Statement  of American  Century  Mutual  Funds,  Inc. on
          December 17, 2002, File No. 2-14213).

(k)       Not applicable.

(l)       Not applicable.

(m)       (1) Master  Distribution  and  Shareholder  Services Plan of Twentieth
          Century Capital Portfolios,  Inc., Twentieth Century Investors,  Inc.,
          Twentieth  Century  Strategic  Asset  Allocations,  Inc. and Twentieth
          Century World Investors, Inc. (Advisor Class), dated September 3, 1996
          (filed electronically as Exhibit b15a to Post-Effective  Amendment No.
          9  to  the   Registration   Statement  of  American   Century  Capital
          Portfolios, Inc. on February 17, 1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated June 13, 1997 (filed  electronically as Exhibit
          b15b to Post-Effective  Amendment No. 77 to the Registration Statement
          of American  Century  Mutual  Funds,  Inc. on July 17, 1997,  File No.
          2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated September 30, 1997 (filed  electronically  as
          Exhibit b15c to  Post-Effective  Amendment No. 78 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1998,
          File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor Class), dated June 30, 1998 (filed  electronically as Exhibit
          b15e to Post-Effective  Amendment No. 11 to the Registration Statement
          of American  Century Capital  Portfolios,  Inc. on June 26, 1998, File
          No. 33-64872).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.,  and American  Century  World Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 13, 1998 (filed  electronically  as
          Exhibit b15e to  Post-Effective  Amendment No. 12 to the  Registration
          Statement of the Registrant on November 13, 1998, File No. 33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  February 16, 1999 (filed  electronically  as
          Exhibit  m6 to  Post-Effective  Amendment  No. 83 to the  Registration
          Statement of American Century Mutual Funds, Inc. on February 26, 1999,
          File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated July 30, 1999 (filed  electronically as Exhibit
          m7 to Post-Effective Amendment No. 16 to the Registration Statement of
          American Century Capital  Portfolios,  Inc. on July 29, 1999, File No.
          33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  November 19, 1999 (filed  electronically  as
          Exhibit  m8 to  Post-Effective  Amendment  No. 87 to the  Registration
          Statement of American Century Mutual Funds, Inc. on November 29, 1999,
          File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocation,  Inc.  and  American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class),  dated June 1, 2000 (filed  electronically as Exhibit
          m9 to Post-Effective Amendment No. 19 to the Registration Statement of
          the Registrant on May 24, 2000, File No. 33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor Class), dated April 30, 2001 (filed electronically as Exhibit
          m10 to Post-Effective  Amendment No. 24 to the Registration  Statement
          of the Registrant on April 19, 2001, File No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  December  3, 2001 (filed  electronically  as
          Exhibit m11 to  Post-Effective  Amendment  No. 94 to the  Registration
          Statement of American Century Mutual Funds, Inc. on December 13, 2001,
          File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
          Services Plan of American Century Capital  Portfolios,  Inc., American
          Century  Mutual  Funds,   Inc.,   American  Century   Strategic  Asset
          Allocations,  Inc.  and American  Century  World  Mutual  Funds,  Inc.
          (Advisor  Class),  dated  September 3, 2002 (filed  electronically  as
          Exhibit m12 to  Post-Effective  Amendment  No. 26 to the  Registration
          Statement of the Registrant on October 1, 2002, File No. 33-39242).

          (13) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century Capital  Portfolios,  Inc.,  American Century Mutual
          Funds, Inc.,  American Century Strategic Asset  Allocations,  Inc. and
          American  Century World Mutual Funds,  Inc. (C Class),  dated March 1,
          2001 (filed electronically as Exhibit m11 to Post-Effective  Amendment
          No. 24 to the  Registration  Statement of the  Registrant on April 19,
          2001, File No. 33-39242).

          (14)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class),  dated April 30, 2001 (filed  electronically as Exhibit m12 to  Post-Effective  Amendment No. 24 to the Registration  Statement of
          the Registrant on April 19, 2001, File No. 33-39242).

          (15)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
          Shareholder  Services  Plan of American  Century  Capital  Portfolios,
          Inc.,  American Century Mutual Funds, Inc., American Century Strategic
          Asset Allocations,  Inc. and American Century World Mutual Funds, Inc.
          (C Class),  dated September 3, 2002 (filed  electronically  as Exhibit
          m15 to Post-Effective  Amendment No. 27 to the Registration  Statement
          of the Registrant on October 10, 2002, File No. 33-39242).

          (16) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (A Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m6 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (17) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century World Mutual Funds,  Inc.,  American  Century Mutual
          Funds,  Inc.,  American  Century Capital  Portfolios,  Inc.,  American
          Century  Investment  Trust,   American  Century  Municipal  Trust  and
          American  Century  California  Tax-Free and Municipal  Funds (B Class)
          dated  September  3,  2002  (filed  electronically  as  Exhibit  m7 to
          Post-Effective  Amendment  No.  34 to the  Registration  Statement  of
          American Century California Tax-Free and Municipal Funds on October 1,
          2002, File No. 2-82734).

          (18) Master Distribution and Individual  Shareholder  Services Plan of
          American  Century  Mutual  Funds,   Inc.,   American  Century  Capital
          Portfolios, Inc., American Century Quantitative Equity Funds, American
          Century World Mutual Funds,  Inc. and American Century Strategic Asset
          Allocations, Inc. (R Class) (to be filed by amendment).

(n)       (1)  Amended and  Restated  Multiple  Class Plan of  American  Century
          Capital  Portfolios,   Inc.,  American  Century  Mutual  Funds,  Inc.,
          American Century Strategic Asset Allocations,  Inc.,  American Century
          World Mutual Funds,  Inc.,  American Century  California  Tax-Free and
          Municipal Funds,  American Century  Government Income Trust,  American
          Century Investment Trust,  American Century  International Bond Funds,
          American Century Municipal Trust, American Century Quantitative Equity
          Funds and American Century Target Maturities Trust, dated September 3,
          2002 (filed  electronically as Exhibit n to  Post-Effective  Amendment
          No. 35 to the Registration  Statement of American  Century  California
          Tax-Free and Municipal Funds on December 17, 2002, File No. 2-82734).

          (2) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century  California  Tax-Free and Municipal  Funds,  American
          Century Government Income Trust,  American Century  International Bond
          Funds,  American Century Investment Trust,  American Century Municipal
          Trust,  American Century Target  Maturities Trust and American Century
          Quantitative Equity Funds,  American Century Capital Portfolios,  Inc,
          American Century Mutual Funds, Inc.,  American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc., dated
          December   31,   2002   (filed   electronically   as   Exhibit  n2  to
          Post-Effective  Amendment  No.  39 to the  Registration  Statement  of
          American  Century  Municipal  Trust on  December  23,  2002,  File No.
          2-91229).

          (3) Amendment No. 2 to the Amended and Restated Multiple Class Plan of
          American Century  California  Tax-Free and Municipal  Funds,  American
          Century Government Income Trust,  American Century  International Bond
          Funds,  American Century Investment Trust,  American Century Municipal
          Trust,  American Century Target  Maturities Trust and American Century
          Quantitative Equity Funds,  American Century Capital Portfolios,  Inc,
          American Century Mutual Funds, Inc.,  American Century Strategic Asset
          Allocations, Inc, and American Century World Mutual Funds, Inc. (to be
          filed by amendment).

(o)       Not applicable.

(p)       American Century  Investments Code of Ethics (filed  electronically as
          Exhibit  p to  Post-Effective  Amendment  No.  35 to the  Registration
          Statement of American Century California  Tax-Free and Municipal Funds
          on December 17, 2002, File No. 2-82734).

ITEM 24   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 25   Indemnification.

          The  Registrant  is a  Maryland  Corporation.  Section  2-418  of  the
Maryland General Corporation Law allows a Maryland  corporation to indemnify its officers,  directors,  employees  and  agents  to the  extent  provided  in such statute.

          Article VIII of the Registrant's  Articles of Incorporation,  requires the  indemnification  of the  Registrant's  directors and officers to the extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain  liabilities which such officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26   Business and Other Connections of Investment Advisor.

          None.

ITEM 27   Principal Underwriter.

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

          ACIS is registered  with the Securities  and Exchange  Commission as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

          (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal     Positions and Offices       Positions and Offices
Business Address*        with Underwriter           with Registrant
-----------------------------------------------------------------------

James E. Stowers, Jr.  Chairman and Director           Chairman and Director

James E. Stowers III   Co-Chairman and Director        Director

W. Gordon Snyder       President                       none

William M. Lyons       Chief Executive Officer,        President
                       Executive Vice President
                       and Director

Robert T. Jackson      Executive Vice President,       Executive Vice
                       Chief Financial Officer         President
                       and Chief Accounting Officer

Joseph Greene          Senior Vice President           none

Brian Jeter            Senior Vice President           none

Mark Killen            Senior Vice President           none

Dave Larrabee          Senior Vice President           none

Barry Mayhew           Senior Vice President           none

David C. Tucker        Senior Vice President           Senior Vice
                       and General Counsel             President

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28   Location of Accounts and Records.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

ITEM 29. Management Services.

          Not Applicable.

ITEM 30   Undertakings.

          Not applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Amendment No. 30 to this Registration  Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of
Kansas City, State of Missouri on the 16th day of June, 2003.

                              American Century World Mutual Funds, Inc.
                              (Registrant)

                              By: /*/William M. Lyons
                              William M. Lyons
                              President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 30 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                           Date
---------                   -----                           ----

*William M. Lyons       President                      June 16, 2003
William M. Lyons        and Principal Executive Officer

*Maryanne Roepke        Senior Vice President,         June 16, 2003
Maryanne Roepke         Treasurer and Chief
                        Accounting Officer

*James E. Stowers, Jr.  Chairman of the Board and      June 16, 2003
James E. Stowers, Jr.   Director

*James E. Stowers III    Director                      June 16, 2003
James E. Stowers III

*Thomas A. Brown         Director                      June 16, 2003
Thomas A. Brown

*Andrea C. Hall, Ph.D.   Director                      June 16, 2003
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock        Director                      June 16, 2003
D. D. (Del) Hock

*Donald H. Pratt         Director                      June 16, 2003
Donald H. Pratt

*Gale E. Sayers          Director                      June 16, 2003
Gale E. Sayers

*M. Jeannine Strandjord  Director                      June 16, 2003
M. Jeannine Strandjord

*Timothy S. Webster      Director                      June 16, 2003
Timothy S. Webster

*By /s/Charles A. Etherington
     Charles A. Etherington
    Attorney-in-Fact